Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (17.4%)
	Commonwealth Bank of Australia	1,761,286	129,117
	BHP Group Ltd.	2,926,956	114,967
	CSL Ltd.	452,213	96,272
	Westpac Banking Corp.	3,629,343	65,192
	National Australia Bank Ltd.	3,298,788	62,907
	Australia & New Zealand Banking Group Ltd.	2,848,676	57,995
	Wesfarmers Ltd.	1,131,226	51,003
	Macquarie Group Ltd.	327,535	37,820
	Rio Tinto Ltd.	371,835	36,444
	Woolworths Group Ltd.	1,263,201	36,135
	Goodman Group	1,791,606	29,798
	Fortescue Metals Group Ltd.	1,594,124	29,129
	Transurban Group	2,734,557	28,844
	Aristocrat Leisure Ltd.	641,071	19,646
	Amcor plc GDR	1,507,367	17,486
	Coles Group Ltd.	1,269,439	16,337
	Newcrest Mining Ltd.	815,141	15,755
*	Afterpay Ltd.	220,055	15,642
	Woodside Petroleum Ltd.	955,414	15,348
	James Hardie Industries plc GDR	445,348	15,025
	Sonic Healthcare Ltd.	476,014	14,065
*	Xero Ltd.	124,441	12,911
	Brambles Ltd.	1,474,430	12,624
	QBE Insurance Group Ltd.	1,461,851	11,715
	Cochlear Ltd.	64,221	11,619
	Telstra Corp. Ltd.	4,169,460	11,614
	ASX Ltd.	194,002	10,990
	Suncorp Group Ltd.	1,278,027	10,854
	South32 Ltd.	4,754,328	10,418
	Scentre Group	5,197,844	9,924
	BlueScope Steel Ltd.	507,932	9,007
	Insurance Australia Group Ltd.	2,447,968	8,730
	Northern Star Resources Ltd.	1,133,865	8,449
	Mirvac Group	3,951,426	8,294
	Ramsay Health Care Ltd.	175,168	8,284
	Dexus	1,095,397	8,275
	APA Group	1,178,706	8,271
	Santos Ltd.	1,709,750	8,068
	Stockland	2,398,029	7,756
	Tabcorp Holdings Ltd.	2,088,549	7,623
	SEEK Ltd.	352,081	7,616
*	Sydney Airport	1,317,491	7,581

		Shares	Market Value ($000)
	Medibank Pvt Ltd.	2,777,298	6,774
	GPT Group	1,957,317	6,711
	Mineral Resources Ltd.	141,125	6,530
	Treasury Wine Estates Ltd.	724,128	6,352
	Computershare Ltd. (XASX)	543,628	6,250
	Lendlease Corp. Ltd.	691,861	6,210
*	Endeavour Group Ltd.	1,262,334	6,142
	REA Group Ltd.	51,175	6,096
	Oil Search Ltd.	2,090,064	5,842
	Charter Hall Group	470,379	5,621
	OZ Minerals Ltd.	322,983	5,476
	Origin Energy Ltd.	1,771,354	5,352
	Domino's Pizza Enterprises Ltd.	61,195	5,265
	Evolution Mining Ltd.	1,712,834	5,209
	Ampol Ltd.	243,684	5,073
	Aurizon Holdings Ltd.	1,779,715	5,051
	Magellan Financial Group Ltd.	138,760	5,006
*	Lynas Rare Earths Ltd.	910,466	4,921
	ALS Ltd.	492,702	4,627
	Reece Ltd.	257,440	4,466
	Atlas Arteria Ltd.	957,733	4,425
	Bank of Queensland Ltd.	650,448	4,311
	Vicinity Centres	3,771,350	4,309
	IGO Ltd.	623,950	4,257
*	NEXTDC Ltd.	450,485	4,235
	Bendigo & Adelaide Bank Ltd.	536,624	4,074
	JB Hi-Fi Ltd.	114,981	4,060
	Incitec Pivot Ltd.	1,928,988	3,803
	Ansell Ltd.	130,958	3,787
	Orica Ltd.	407,307	3,715
	carsales.com Ltd.	211,312	3,407
*,1	Pilbara Minerals Ltd.	2,583,350	3,361
	AGL Energy Ltd.	629,108	3,332
	Reliance Worldwide Corp. Ltd.	807,672	3,299
	Breville Group Ltd.	138,193	3,285
	Qube Holdings Ltd.	1,463,703	3,154
	Iluka Resources Ltd.	431,959	3,149
	Alumina Ltd.	2,533,847	3,107
	Nine Entertainment Co. Holdings Ltd.	1,493,077	3,044
	Metcash Ltd.	1,018,325	3,015
	IDP Education Ltd.	140,663	2,915
	Steadfast Group Ltd.	876,719	2,869
	Challenger Ltd.	678,419	2,840
	Altium Ltd.	112,609	2,812
	Downer EDI Ltd.	715,737	2,785
	Worley Ltd.	327,780	2,692
	AMP Ltd.	3,463,617	2,653
	Cleanaway Waste Management Ltd.	1,385,085	2,596
	Harvey Norman Holdings Ltd.	608,738	2,542
*	Qantas Airways Ltd.	734,486	2,476
	nib holdings Ltd.	469,197	2,474
	AusNet Services Ltd.	1,822,338	2,437
	ARB Corp. Ltd.	69,053	2,375
	Seven Group Holdings Ltd.	137,737	2,362
	Orora Ltd.	886,619	2,350
*	Champion Iron Ltd.	419,277	2,343
	Eagers Automotive Ltd.	199,132	2,325
	Washington H Soul Pattinson & Co. Ltd.	94,082	2,265

		Shares	Market Value ($000)
*,2	Zip Co. Ltd.	457,490	2,233
*	Crown Resorts Ltd.	350,398	2,223
*	Star Entertainment Grp Ltd.	871,743	2,197
	Bapcor Ltd.	363,104	2,184
	Healius Ltd.	595,450	2,136
	CSR Ltd.	507,456	2,082
	Sims Ltd.	171,766	2,077
	Shopping Centres Australasia Property Group	1,114,776	2,012
	IRESS Ltd.	192,285	1,996
	IOOF Holdings Ltd.	649,019	1,996
	WiseTech Global Ltd.	85,731	1,945
	National Storage REIT	1,234,594	1,938
	Link Administration Holdings Ltd.	526,438	1,878
*	Orocobre Ltd.	309,532	1,873
	Charter Hall Long Wale REIT	516,726	1,866
	Pro Medicus Ltd.	43,204	1,847
	TPG Telecom Ltd.	385,558	1,759
*	Corporate Travel Management Ltd.	109,214	1,744
	Pendal Group Ltd.	289,237	1,717
	Super Retail Group Ltd.	172,914	1,687
	Premier Investments Ltd.	84,929	1,681
*	Chalice Mining Ltd.	311,769	1,659
*	Megaport Ltd.	134,843	1,650
*,2	Flight Centre Travel Group Ltd.	148,230	1,639
*	Uniti Group Ltd.	638,153	1,637
*	Galaxy Resources Ltd.	475,719	1,629
	Beach Energy Ltd.	1,804,905	1,588
	Codan Ltd.	124,325	1,542
*	Perseus Mining Ltd.	1,229,952	1,503
	Perpetual Ltd.	53,969	1,492
	BWP Trust	491,277	1,484
	Waypoint REIT	756,750	1,463
[3]	Viva Energy Group Ltd.	960,816	1,457
	CIMIC Group Ltd.	94,781	1,437
	Charter Hall Retail REIT	513,090	1,399
*	Whitehaven Coal Ltd.	851,861	1,388
	Deterra Royalties Ltd.	400,319	1,375
	Ingenia Communities Group	316,135	1,349
	Centuria Industrial REIT	455,646	1,281
*,2	Webjet Ltd.	341,523	1,254
	Adbri Ltd.	478,853	1,247
*,1	PointsBet Holdings Ltd.	143,392	1,192
	Elders Ltd.	141,045	1,174
	Credit Corp. Group Ltd.	56,908	1,172
	InvoCare Ltd.	147,586	1,162
	Abacus Property Group	478,944	1,116
	Technology One Ltd.	158,184	1,099
	Costa Group Holdings Ltd. (XASX)	462,170	1,091
	Centuria Capital Group	507,399	1,089
*	De Grey Mining Ltd.	1,173,465	1,078
	IPH Ltd.	180,763	1,075
	AUB Group Ltd.	62,174	1,052
*	Nufarm Ltd.	330,863	1,049
	Bega Cheese Ltd.	276,812	1,049
	Lifestyle Communities Ltd.	81,077	1,017
	Ramelius Resources Ltd.	818,598	1,015
*	Temple & Webster Group Ltd.	114,197	1,003
*	PolyNovo Ltd.	599,928	996

		Shares	Market Value ($000)
	Aventus Group	431,825	994
	Nickel Mines Ltd.	1,201,906	970
	Collins Foods Ltd.	119,069	967
	Pinnacle Investment Management Group Ltd.	99,802	966
*	Nanosonics Ltd.	244,919	959
	St. Barbara Ltd.	739,640	958
	Platinum Asset Management Ltd.	317,595	957
	Cromwell Property Group	1,478,034	950
	Appen Ltd.	112,342	941
*	Silver Lake Resources Ltd.	839,953	939
	Regis Resources Ltd.	490,723	925
	Brickworks Ltd.	51,303	916
	Sandfire Resources Ltd.	180,602	914
*	EVENT Hospitality and Entertainment Ltd.	97,857	899
	Gold Road Resources Ltd.	922,486	890
	Arena REIT	341,834	888
	United Malt Grp Ltd.	265,762	879
	Netwealth Group Ltd.	74,773	864
	Clinuvel Pharmaceuticals Ltd.	41,567	851
	Charter Hall Social Infrastructure REIT	333,967	846
	SeaLink Travel Group Ltd.	120,657	824
	GrainCorp Ltd. Class A	213,250	822
*	Tyro Payments Ltd.	321,664	819
	GUD Holdings Ltd.	93,838	813
*	EML Payments Ltd.	308,983	811
	Rural Funds Group	428,314	806
	Hansen Technologies Ltd.	175,302	800
[2]	Blackmores Ltd.	14,486	774
*	Domain Holdings Australia Ltd.	211,750	759
	HUB24 Ltd.	42,830	757
	Centuria Office REIT	416,001	753
	Monadelphous Group Ltd.	91,114	723
*	Piedmont Lithium Inc. GDR	1,346,377	723
*	Telix Pharmaceuticals Ltd.	173,725	718
	Growthpoint Properties Australia Ltd.	246,329	712
	Jumbo Interactive Ltd.	57,338	698
	Imdex Ltd.	451,478	695
*,2	Mesoblast Ltd.	481,906	671
	Australian Ethical Investment Ltd.	110,127	663
*	City Chic Collective Ltd.	164,145	643
	Omni Bridgeway Ltd.	252,996	642
*	West African Resources Ltd.	833,652	641
*	Genworth Mortgage Insurance Australia Ltd.	424,025	634
	Select Harvests Ltd.	107,934	631
	Baby Bunting Group Ltd.	148,688	628
	Lovisa Holdings Ltd.	52,501	608
*	nearmap Ltd.	393,106	598
	GWA Group Ltd.	284,175	587
	Accent Group Ltd.	287,948	578
*,3	Coronado Global Resources Inc. GDR	783,171	570
	Data#3 Ltd.	163,173	559
*	Bellevue Gold Ltd.	758,559	550
*	oOh!media Ltd.	455,297	549
	NRW Holdings Ltd.	428,143	538
	Hotel Property Investments	223,501	537
	Austal Ltd.	336,995	535
	MyState Ltd.	146,731	533
*	Australian Strategic Materials Ltd.	82,645	528

		Shares	Market Value ($000)
	Bravura Solutions Ltd.	211,334	527
[2]	Kogan.com Ltd.	67,271	515
*	G8 Education Ltd.	715,403	510
	Pact Group Holdings Ltd.	178,823	486
	GDI Property Group	586,698	486
	Integral Diagnostics Ltd.	123,848	481
	HomeCo Daily Needs REIT	442,158	479
*	Alkane Resources Ltd.	553,067	466
	Inghams Group Ltd.	164,819	460
	APN Industria REIT	186,328	458
*	Eclipx Group Ltd.	263,285	456
*	Redbubble Ltd.	190,531	454
*	Resolute Mining Ltd.	1,149,510	453
*	Syrah Resources Ltd.	438,722	453
	Tassal Group Ltd.	188,270	448
	Infomedia Ltd.	436,748	447
	Western Areas Ltd.	231,419	445
	Sigma Healthcare Ltd.	943,082	436
	McMillan Shakespeare Ltd.	46,728	435
[2]	Dicker Data Ltd.	50,580	432
	Perenti Global Ltd.	633,338	425
*,2	Emeco Holdings Ltd.	477,615	419
	SmartGroup Corp. Ltd.	75,860	402
*	Fineos Corp. Ltd. GDR	144,735	394
	BWX Ltd.	106,474	390
*	Marley Spoon AG GDR	241,379	389
*	Starpharma Holdings Ltd. Class A	380,693	387
*	Karoon Energy Ltd.	421,754	387
*	Nuix Ltd.	210,830	385
	Mount Gibson Iron Ltd.	603,625	382
*	Westgold Resources Ltd.	290,422	373
*	Estia Health Ltd.	213,349	370
	Australian Pharmaceutical Industries Ltd.	350,988	363
*	Mayne Pharma Group Ltd.	1,532,035	361
*	Audinate Group Ltd.	49,111	359
*	Southern Cross Media Group Ltd.	249,608	358
*	Capricorn Metals Ltd.	223,574	356
*,2	Electro Optic Systems Holdings Ltd.	108,613	329
	Senex Energy Ltd.	139,536	326
*	Seven West Media Ltd.	902,986	311
*	Australian Agricultural Co. Ltd.	300,551	308
*,1,2	Paradigm Biopharmaceuticals Ltd.	182,876	298
[2]	New Hope Corp. Ltd.	200,282	293
	Aurelia Metals Ltd.	1,083,317	293
[2]	Virtus Health Ltd.	56,162	288
	Cedar Woods Properties Ltd.	57,580	281
*	Opthea Ltd.	305,355	280
	Jupiter Mines Ltd.	1,264,559	273
*	Cooper Energy Ltd.	1,607,812	272
	SG Fleet Group Ltd.	119,815	262
	Australian Finance Group Ltd.	136,508	260
*	Carnarvon Petroleum Ltd.	1,319,102	257
*	Myer Holdings Ltd.	701,712	255
*	Andromeda Metals Ltd.	2,229,152	255
	Macmahon Holdings Ltd.	1,569,313	253
*	Japara Healthcare Ltd.	239,690	243
*	Humm Group Ltd.	334,630	230
	OFX Group Ltd.	208,339	223

		Shares	Market Value ($000)
	Service Stream Ltd.	326,456	217
*	Superloop Ltd.	279,328	180
	Regis Healthcare Ltd.	116,544	178
	MACA Ltd.	246,293	162
*	AMA Group Ltd.	430,037	155
*,2	Bubs Australia Ltd.	452,742	148
*	New Century Resources Ltd.	971,989	146
	Navigator Global Investments Ltd.	110,169	142
*	Dacian Gold Ltd.	558,053	102
	Vita Group Ltd.	127,742	95
*	Service Stream Limited Common Stock	108,819	72
*,1	Bgp Holdings plc	15,642,708	57
*,1	Liquefied Natural Gas Ltd.	538,805	17
*	Juno Minerals Ltd.	64,385	10
	Newcrest Mining Ltd. ADR	25	—
			1,493,938
China (0.0%)
*,1,2	China Fishery Group Ltd.	754,600	42
Hong Kong (7.4%)
	AIA Group Ltd.	12,052,912	144,222
	Hong Kong Exchanges & Clearing Ltd.	1,262,064	80,658
	Techtronic Industries Co. Ltd.	1,252,156	22,329
	Sun Hung Kai Properties Ltd.	1,423,474	20,363
	Link REIT	2,078,998	19,868
	CK Hutchison Holdings Ltd.	2,682,559	19,600
	Hong Kong & China Gas Co. Ltd.	10,974,260	17,848
	CLP Holdings Ltd.	1,658,860	17,105
	CK Asset Holdings Ltd.	2,161,433	14,706
*	Galaxy Entertainment Group Ltd.	2,152,062	14,585
	Hang Seng Bank Ltd.	724,752	13,880
	Jardine Matheson Holdings Ltd.	206,452	12,283
	BOC Hong Kong Holdings Ltd.	3,594,259	11,542
	Wharf Real Estate Investment Co. Ltd.	1,642,283	9,275
	Power Assets Holdings Ltd.	1,370,707	8,862
	MTR Corp. Ltd.	1,457,686	8,642
*	Sands China Ltd.	2,419,136	8,240
	Xinyi Glass Holdings Ltd.	2,026,640	7,574
[3]	WH Group Ltd.	8,484,433	7,030
	Lenovo Group Ltd.	7,508,000	7,001
	New World Development Co. Ltd.	1,421,539	6,739
*,3	ESR Cayman Ltd.	1,807,441	6,353
	Henderson Land Development Co. Ltd.	1,288,190	5,755
	Hang Lung Properties Ltd.	2,045,841	5,295
	Hongkong Land Holdings Ltd.	1,159,847	5,262
	Sino Land Co. Ltd.	3,404,443	5,217
	SITC International Holdings Co. Ltd.	1,182,586	4,879
[3]	Budweiser Brewing Co. APAC Ltd.	1,701,500	4,749
	Wharf Holdings Ltd.	1,374,283	4,663
	AAC Technologies Holdings Inc.	679,757	4,080
	PRADA SPA	515,004	4,035
	ASM Pacific Technology Ltd.	307,736	3,968
	Chow Tai Fook Jewellery Group Ltd.	1,790,218	3,753
	CK Infrastructure Holdings Ltd.	615,813	3,718
	Want Want China Holdings Ltd.	5,479,220	3,699
	Microport Scientific Corp.	472,419	3,573
	Tingyi Cayman Islands Holding Corp.	1,903,900	3,433
	Swire Pacific Ltd. Class A	511,252	3,176

		Shares	Market Value ($000)
	Man Wah Holdings Ltd.	1,557,852	3,126
	Swire Properties Ltd.	1,069,235	3,041
	Minth Group Ltd.	688,783	2,913
*,3	Samsonite International SA	1,319,297	2,456
	Hysan Development Co. Ltd.	612,571	2,411
	PCCW Ltd.	4,294,133	2,249
	Vitasoy International Holdings Ltd.	794,304	2,232
	Hang Lung Group Ltd.	901,920	2,209
	Bank of East Asia Ltd.	1,272,132	2,096
	Huabao International Holdings Ltd.	852,071	1,962
*	Wynn Macau Ltd.	1,510,829	1,936
*	Pacific Basin Shipping Ltd.	4,223,236	1,882
	Kerry Properties Ltd.	591,090	1,746
*	SJM Holdings Ltd.	1,929,639	1,740
	Kerry Logistics Network Ltd.	572,111	1,705
	VTech Holdings Ltd.	168,650	1,672
[3]	Js Global Lifestyle Co. Ltd.	653,000	1,647
	L'Occitane International SA	465,123	1,617
[3]	BOC Aviation Ltd.	210,025	1,544
*	Yue Yuen Industrial Holdings Ltd.	726,158	1,532
	NWS Holdings Ltd.	1,493,887	1,506
	Fortune REIT	1,356,996	1,475
*	Melco International Development Ltd.	814,274	1,300
	Luk Fook Holdings International Ltd.	394,406	1,262
*	MMG Ltd.	2,336,286	1,191
	Champion REIT	2,072,900	1,177
	NagaCorp Ltd.	1,572,972	1,156
	Uni-President China Holdings Ltd.	1,149,038	1,155
*	Vobile Group Ltd.	1,272,000	1,150
	Dairy Farm International Holdings Ltd.	303,001	1,139
*	Shangri-La Asia Ltd.	1,186,928	1,054
	United Energy Group Ltd.	7,658,000	1,044
	Lee & Man Paper Manufacturing Ltd.	1,395,000	1,042
	Nexteer Automotive Group Ltd.	813,211	1,016
*	Sun Art Retail Group Ltd.	1,575,500	981
	IGG Inc.	852,628	969
	HKBN Ltd.	829,657	966
	Swire Pacific Ltd. Class B	923,186	943
*	MGM China Holdings Ltd.	779,336	941
*,2,3	Razer Inc.	3,795,000	921
	Johnson Electric Holdings Ltd.	369,519	866
	First Pacific Co. Ltd.	2,489,939	831
*,2	Cathay Pacific Airways Ltd.	957,504	768
	Sunlight REIT	1,253,089	767
*	Towngas China Co. Ltd.	1,158,140	761
*,3	Everest Medicines Ltd.	97,000	737
	Vinda International Holdings Ltd.	248,000	700
*	Hong Kong Technology Venture Co. Ltd.	498,142	699
	Great Eagle Holdings Ltd.	204,000	639
	Haitong International Securities Group Ltd.	2,473,891	638
	Cafe de Coral Holdings Ltd.	298,447	581
	SUNeVision Holdings Ltd.	543,000	573
	Value Partners Group Ltd.	978,665	563
*	Shui On Land Ltd.	3,315,066	530
	K Wah International Holdings Ltd.	1,149,843	520
*	Truly International Holdings Ltd.	1,389,603	506
[3]	Asiainfo Technologies Ltd.	336,800	504
*	Stella International Holdings Ltd.	389,000	496

		Shares	Market Value ($000)
*	Shun Tak Holdings Ltd.	1,653,370	479
	VSTECS Holdings Ltd.	584,000	466
	Texhong Textile Group Ltd.	318,500	466
*	Glory Sun Financial Group Ltd.	15,200,000	455
	Dah Sing Financial Holdings Ltd.	138,260	436
*,3	Frontage Holdings Corp.	558,000	435
	Prosperity REIT	1,107,661	430
	CITIC Telecom International Holdings Ltd.	1,300,470	422
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	469,000	418
*	FIH Mobile Ltd.	2,736,581	374
	Chow Sang Sang Holdings International Ltd.	220,922	370
	Far East Consortium International Ltd.	930,493	369
*	Pou Sheng International Holdings Ltd.	1,851,253	369
	Guotai Junan International Holdings Ltd.	2,336,336	353
	Dah Sing Banking Group Ltd.	334,756	345
*	China Travel International Investment Hong Kong Ltd.	2,352,268	339
	Canvest Environmental Protection Group Co. Ltd.	633,675	330
	C-Mer Eye Care Holdings Ltd.	338,000	330
	United Laboratories International Holdings Ltd.	451,873	317
	Sun Hung Kai & Co. Ltd.	614,182	316
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	301
*	Lifestyle International Holdings Ltd.	416,907	297
	Road King Infrastructure Ltd.	233,814	272
*	GCL New Energy Holdings Ltd.	5,581,422	267
*	Cosmopolitan International Holdings Ltd.	1,748,000	265
	Asia Cement China Holdings Corp.	384,000	261
*	Sa Sa International Holdings Ltd.	1,012,953	253
	Dynam Japan Holdings Co. Ltd.	251,344	235
*	Television Broadcasts Ltd.	278,247	235
*,1	Convoy	10,860,141	233
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	226
	Pacific Textiles Holdings Ltd.	411,697	223
	LK Technology Holdings Ltd.	95,000	223
*,2	Apollo Future Mobility Group Ltd.	4,416,000	210
*,2,3	FIT Hon Teng Ltd.	976,000	209
	CMBC Capital Holdings Ltd.	15,380,000	207
	Giordano International Ltd.	1,014,590	197
	SmarTone Telecommunications Holdings Ltd.	350,235	196
[3]	Crystal International Group Ltd.	477,500	192
*	Esprit Holdings Ltd. (XHKG)	2,371,795	189
	Chinese Estates Holdings Ltd.	447,000	175
[3]	VPower Group International Holdings Ltd.	832,000	171
*	Singamas Container Holdings Ltd.	1,139,323	163
[3]	IMAX China Holding Inc.	102,275	141
	Texwinca Holdings Ltd.	585,037	132
*,2	Digital Domain Holdings Ltd.	17,678,031	121
	Lee's Pharmaceutical Holdings Ltd.	236,812	121
*	Suncity Group Holdings Ltd.	1,980,000	96
*	CITIC Resources Holdings Ltd.	1,502,000	83
*	China LNG Group Ltd.	1,674,344	81
*,1	Brightoil	2,476,222	64
*	Macau Legend Development Ltd.	425,000	55
*,1	MH Development Ltd.	366,000	55
*	NewOcean Energy Holdings Ltd.	817,858	41
*,1	Agritrade Resources Ltd.	2,330,000	25
			637,777
Japan (56.4%)
	Toyota Motor Corp.	2,452,325	220,159

	Shares	Market Value ($000)
Sony Group Corp.	1,234,239	128,937
Keyence Corp.	179,566	100,019
SoftBank Group Corp.	1,353,370	85,108
Recruit Holdings Co. Ltd.	1,330,366	68,954
Mitsubishi UFJ Financial Group Inc.	12,294,272	64,947
Shin-Etsu Chemical Co. Ltd.	393,350	64,167
Tokyo Electron Ltd.	147,284	60,744
Daikin Industries Ltd.	265,373	55,419
Nintendo Co. Ltd.	106,095	54,544
Honda Motor Co. Ltd.	1,691,786	54,337
Hitachi Ltd.	918,928	52,856
Nidec Corp.	460,566	51,696
KDDI Corp.	1,663,766	50,884
Takeda Pharmaceutical Co. Ltd.	1,527,824	50,856
Hoya Corp.	355,246	50,150
Murata Manufacturing Co. Ltd.	571,079	47,391
FANUC Corp.	192,368	43,084
Sumitomo Mitsui Financial Group Inc.	1,277,188	43,053
ITOCHU Corp.	1,316,692	38,973
Daiichi Sankyo Co. Ltd.	1,869,447	37,023
Mitsui & Co. Ltd.	1,589,457	36,482
Mizuho Financial Group Inc.	2,480,937	35,452
Softbank Corp.	2,665,067	34,809
Fast Retailing Co. Ltd.	50,880	34,507
Seven & i Holdings Co. Ltd.	771,049	34,405
SMC Corp.	56,029	33,308
Mitsubishi Corp.	1,172,721	32,893
Fujitsu Ltd.	186,882	31,794
Denso Corp.	455,103	31,266
Tokio Marine Holdings Inc.	637,824	30,399
Nippon Telegraph & Telephone Corp.	1,186,786	30,391
Astellas Pharma Inc.	1,833,201	29,198
M3 Inc.	422,588	27,640
Kao Corp.	453,525	27,307
Mitsubishi Electric Corp.	1,976,614	26,817
Central Japan Railway Co.	180,752	26,293
Shiseido Co. Ltd.	388,838	25,988
Panasonic Corp.	2,135,935	25,792
Oriental Land Co. Ltd.	187,690	25,714
Terumo Corp.	656,232	25,469
Bridgestone Corp.	577,528	25,443
FUJIFILM Holdings Corp.	354,187	25,417
Chugai Pharmaceutical Co. Ltd.	651,138	23,995
East Japan Railway Co.	355,745	23,701
Japan Tobacco Inc.	1,186,169	23,178
Canon Inc.	997,711	22,975
Komatsu Ltd.	916,337	22,963
Sysmex Corp.	189,411	22,538
Kubota Corp.	1,074,105	22,461
Eisai Co. Ltd.	264,634	21,767
Olympus Corp.	1,057,720	21,767
ORIX Corp.	1,222,711	21,392
Mitsui Fudosan Co. Ltd.	909,660	21,274
Shimano Inc.	78,333	20,052
Daiwa House Industry Co. Ltd.	643,070	19,717
Dai-ichi Life Holdings Inc.	1,064,495	19,592
Aeon Co. Ltd.	703,638	19,255
Toshiba Corp.	442,958	19,066

		Shares	Market Value ($000)
	Kyocera Corp.	308,492	19,062
	Asahi Group Holdings Ltd.	419,454	18,873
	Suzuki Motor Corp.	453,347	18,445
	Mitsubishi Estate Co. Ltd.	1,141,259	17,903
	Advantest Corp.	196,449	17,343
	Otsuka Holdings Co. Ltd.	422,121	16,779
	Omron Corp.	187,089	16,010
	Unicharm Corp.	389,034	15,615
	Sumitomo Corp.	1,123,101	15,263
	Nomura Holdings Inc.	3,022,614	15,136
	Secom Co. Ltd.	193,897	14,676
	MS&AD Insurance Group Holdings Inc.	472,568	14,608
	Lasertec Corp.	76,046	14,276
	Nippon Steel Corp.	819,916	14,223
	Nitori Holdings Co. Ltd.	74,737	14,206
	Kirin Holdings Co. Ltd.	763,301	13,961
	Shionogi & Co. Ltd.	264,707	13,941
	TDK Corp.	119,727	13,661
	Sompo Holdings Inc.	330,420	13,660
	Asahi Kasei Corp.	1,242,616	13,551
	Marubeni Corp.	1,575,743	13,412
	Toyota Industries Corp.	159,872	13,411
	NEC Corp.	262,259	13,301
	Z Holdings Corp.	2,610,688	13,067
	Sumitomo Realty & Development Co. Ltd.	396,520	12,924
	Yaskawa Electric Corp.	257,520	12,752
	Makita Corp.	243,915	12,683
	ENEOS Holdings Inc.	3,019,359	12,683
	Bandai Namco Holdings Inc.	195,643	12,659
	Ajinomoto Co. Inc.	491,634	12,525
	Japan Exchange Group Inc.	538,684	12,252
	Subaru Corp.	611,248	12,009
	Sumitomo Mitsui Trust Holdings Inc.	363,836	11,943
	Obic Co. Ltd.	67,188	11,809
	SG Holdings Co. Ltd.	425,600	11,444
	Sekisui House Ltd.	574,925	11,387
	Kikkoman Corp.	183,599	11,243
*	Nissan Motor Co. Ltd.	1,935,630	11,234
*	Japan Post Holdings Co. Ltd.	1,322,320	11,224
	MINEBEA MITSUMI Inc.	411,299	11,105
	Nitto Denko Corp.	147,547	10,963
	Shimadzu Corp.	270,840	10,923
*	Renesas Electronics Corp.	989,163	10,736
	Mitsubishi Chemical Holdings Corp.	1,279,146	10,733
	Sumitomo Electric Industries Ltd.	754,303	10,716
	Pan Pacific International Holdings Corp.	510,708	10,661
	Toyota Tsusho Corp.	223,207	10,539
	Nippon Paint Holdings Co. Ltd.	792,395	10,114
	Toray Industries Inc.	1,524,178	10,035
	West Japan Railway Co.	181,180	9,844
	NTT Data Corp.	635,357	9,841
	Ono Pharmaceutical Co. Ltd.	431,101	9,841
	MISUMI Group Inc.	279,711	9,749
	Yamato Holdings Co. Ltd.	335,500	9,669
	Sumitomo Metal Mining Co. Ltd.	235,863	9,559
	Nippon Building Fund Inc.	1,466	9,474
	Nippon Yusen KK	163,359	8,827
	Rakuten Group Inc.	795,265	8,751

		Shares	Market Value ($000)
	Daifuku Co. Ltd.	96,964	8,689
	Yamaha Corp.	154,861	8,581
	Nexon Co. Ltd.	409,414	8,424
	Nomura Research Institute Ltd.	261,639	8,420
	Chubu Electric Power Co. Inc.	695,602	8,348
	MEIJI Holdings Co. Ltd.	134,299	8,313
	Mitsubishi Heavy Industries Ltd.	287,239	8,299
	Kyowa Kirin Co. Ltd.	249,402	8,118
	Resona Holdings Inc.	2,150,613	8,075
	Japan Real Estate Investment Corp.	1,277	8,020
	Disco Corp.	28,071	8,016
	Tokyo Gas Co. Ltd.	423,134	8,009
	Rohm Co. Ltd.	81,919	7,992
	AGC Inc.	185,624	7,938
	Daiwa Securities Group Inc.	1,506,676	7,923
	Sumitomo Chemical Co. Ltd.	1,519,530	7,910
	Yakult Honsha Co. Ltd.	133,130	7,867
	Daito Trust Construction Co. Ltd.	65,022	7,639
	Dentsu Group Inc.	219,373	7,624
	TOTO Ltd.	144,966	7,517
	Ricoh Co. Ltd.	683,104	7,464
	Nippon Prologis REIT Inc.	2,209	7,377
	Osaka Gas Co. Ltd.	394,465	7,370
	Odakyu Electric Railway Co. Ltd.	308,056	7,352
	GLP J-REIT	4,096	7,334
	Nihon M&A Center Inc.	260,224	7,247
	Japan Metropolitan Fund Investment	6,822	7,146
	Aisin Corp.	174,252	7,054
	Nomura Real Estate Master Fund Inc.	4,432	7,042
	Hamamatsu Photonics KK	126,539	7,036
	Lixil Corp.	257,802	7,035
	Yamaha Motor Co. Ltd.	280,844	7,033
	Koito Manufacturing Co. Ltd.	114,121	6,984
	CyberAgent Inc.	387,212	6,969
	Isuzu Motors Ltd.	515,254	6,873
	Kansai Electric Power Co. Inc.	727,816	6,865
	T&D Holdings Inc.	532,655	6,815
	Nissan Chemical Corp.	135,242	6,629
	Tokyu Corp.	491,301	6,585
	Dai Nippon Printing Co. Ltd.	278,080	6,553
	Inpex Corp.	913,932	6,482
	Hankyu Hanshin Holdings Inc.	218,035	6,447
	Keio Corp.	114,825	6,432
	Taiyo Yuden Co. Ltd.	125,281	6,430
	TIS Inc.	241,375	6,260
	JFE Holdings Inc.	514,604	6,257
	JSR Corp.	183,068	6,136
*	Kintetsu Group Holdings Co. Ltd.	179,854	6,077
	Trend Micro Inc.	115,822	6,030
	Daiwa House REIT Investment Corp.	1,953	5,815
	Mitsui OSK Lines Ltd.	111,765	5,799
	Kajima Corp.	449,342	5,784
	Sekisui Chemical Co. Ltd.	334,960	5,780
	Ibiden Co. Ltd.	108,279	5,736
*	Mazda Motor Corp.	576,632	5,688
	SBI Holdings Inc.	237,072	5,675
	Mitsui Chemicals Inc.	177,588	5,663
	Idemitsu Kosan Co. Ltd.	237,922	5,601

		Shares	Market Value ($000)
	Obayashi Corp.	678,729	5,550
	Fuji Electric Co. Ltd.	124,700	5,457
	Otsuka Corp.	103,574	5,382
	MonotaRO Co. Ltd.	233,516	5,372
	Kurita Water Industries Ltd.	109,864	5,336
	Tobu Railway Co. Ltd.	203,699	5,297
	BayCurrent Consulting Inc.	13,247	5,275
	SUMCO Corp.	227,752	5,268
	Konami Holdings Corp.	94,806	5,251
	Asahi Intecc Co. Ltd.	189,552	5,136
	Oji Holdings Corp.	889,809	5,130
	Hirose Electric Co. Ltd.	34,211	5,125
	Taisei Corp.	151,690	5,112
	Nippon Express Co. Ltd.	69,751	5,095
	Azbil Corp.	129,896	5,066
	GMO Payment Gateway Inc.	39,192	5,038
	Capcom Co. Ltd.	182,936	5,030
	Tosoh Corp.	282,873	4,964
	Toho Co. Ltd. (XTKS)	113,799	4,954
	Orix JREIT Inc.	2,573	4,910
	Kobayashi Pharmaceutical Co. Ltd.	61,514	4,907
	Santen Pharmaceutical Co. Ltd.	361,907	4,904
	Brother Industries Ltd.	240,557	4,896
	Nissin Foods Holdings Co. Ltd.	68,725	4,891
	TOPPAN Inc.	286,672	4,863
	Kansai Paint Co. Ltd.	196,186	4,818
	Ebara Corp.	96,030	4,750
	Seiko Epson Corp.	274,513	4,723
	Ryohin Keikaku Co. Ltd.	232,000	4,706
	Kose Corp.	29,166	4,609
	Nabtesco Corp.	116,721	4,421
	Lion Corp.	254,621	4,407
	Hoshizaki Corp.	52,356	4,396
	Miura Co. Ltd.	99,443	4,391
	Suntory Beverage & Food Ltd.	124,514	4,366
	Tsuruha Holdings Inc.	36,831	4,348
	Toho Gas Co. Ltd.	89,382	4,345
	Advance Residence Investment Corp.	1,248	4,258
	NGK Insulators Ltd.	264,905	4,242
	Nisshin Seifun Group Inc.	262,705	4,235
	United Urban Investment Corp.	2,869	4,220
	Food & Life Cos. Ltd.	102,868	4,191
	Showa Denko KK	145,759	4,182
*	Tokyo Electric Power Co. Holdings Inc.	1,566,207	4,174
	Keisei Electric Railway Co. Ltd.	137,252	4,088
	Shimizu Corp.	554,548	4,084
	Concordia Financial Group Ltd.	1,135,033	4,063
	Square Enix Holdings Co. Ltd.	78,254	4,060
	NH Foods Ltd.	100,160	4,040
*	Hitachi Metals Ltd.	199,386	3,894
	Hulic Co. Ltd.	338,638	3,853
	Nippon Shinyaku Co. Ltd.	51,160	3,849
	Asics Corp.	173,105	3,823
	Mitsubishi Gas Chemical Co. Inc.	183,290	3,818
	Yokogawa Electric Corp.	247,764	3,812
	Hikari Tsushin Inc.	21,995	3,808
	ZOZO Inc.	111,768	3,807
	Open House Co. Ltd.	75,224	3,803

		Shares	Market Value ($000)
	Shizuoka Bank Ltd.	517,399	3,736
	USS Co. Ltd.	214,457	3,733
	Sojitz Corp.	1,213,765	3,713
	Hakuhodo DY Holdings Inc.	243,943	3,711
	Stanley Electric Co. Ltd.	142,149	3,709
	NSK Ltd.	449,110	3,706
*	ANA Holdings Inc.	158,001	3,702
	Mitsubishi HC Capital Inc. (XTKS)	672,329	3,667
*	PeptiDream Inc.	88,730	3,662
	Marui Group Co. Ltd.	207,658	3,638
	Haseko Corp.	267,591	3,621
	Tohoku Electric Power Co. Inc.	476,740	3,612
	Kyushu Railway Co.	159,470	3,596
	Iida Group Holdings Co. Ltd.	147,638	3,563
	Chiba Bank Ltd.	625,266	3,557
	Industrial & Infrastructure Fund Investment Corp.	1,823	3,533
	Casio Computer Co. Ltd.	215,560	3,513
	Kyushu Electric Power Co. Inc.	463,878	3,507
	Koei Tecmo Holdings Co. Ltd.	74,444	3,498
	Toyo Suisan Kaisha Ltd.	91,575	3,496
	Tokyu Fudosan Holdings Corp.	616,419	3,480
	Kakaku.com Inc.	127,269	3,473
	Persol Holdings Co. Ltd.	171,811	3,466
	Rinnai Corp.	37,236	3,459
	SCREEN Holdings Co. Ltd.	38,117	3,453
	Welcia Holdings Co. Ltd.	101,364	3,450
	Matsumotokiyoshi Holdings Co. Ltd.	77,434	3,441
	Yamada Denki Co. Ltd.	724,373	3,422
	Tokyo Century Corp.	62,083	3,417
	Japan Post Bank Co. Ltd.	401,703	3,410
	NOF Corp.	66,472	3,381
	Sekisui House REIT Inc.	3,801	3,348
*	Nagoya Railroad Co. Ltd.	195,350	3,290
	Japan Post Insurance Co. Ltd.	185,476	3,288
	Ito En Ltd.	55,534	3,277
	THK Co. Ltd.	114,299	3,275
	Amada Co. Ltd.	318,369	3,272
	Kuraray Co. Ltd.	351,067	3,260
	Japan Prime Realty Investment Corp.	832	3,254
	Sohgo Security Services Co. Ltd.	69,189	3,235
	Bank of Kyoto Ltd.	74,835	3,223
	Nippon Sanso Holdings Corp.	145,432	3,219
	Pigeon Corp.	108,795	3,133
	COMSYS Holdings Corp.	112,591	3,129
	Sumitomo Heavy Industries Ltd.	112,803	3,124
*	Kawasaki Heavy Industries Ltd.	147,455	3,095
	Denka Co. Ltd.	88,771	3,072
*	Japan Airlines Co. Ltd.	146,941	3,063
	LaSalle Logiport REIT	1,670	3,059
	Nikon Corp.	327,704	3,051
	Hisamitsu Pharmaceutical Co. Inc.	69,603	3,049
	Itochu Techno-Solutions Corp.	98,914	3,034
	Hitachi Construction Machinery Co. Ltd.	106,737	3,016
	Activia Properties Inc.	662	3,007
	Keikyu Corp.	251,404	2,987
	Iwatani Corp.	51,811	2,976
*	Skylark Holdings Co. Ltd.	218,367	2,941
	Nichirei Corp.	107,301	2,936

		Shares	Market Value ($000)
	Sharp Corp.	191,015	2,934
	Sumitomo Dainippon Pharma Co. Ltd.	169,062	2,927
	NET One Systems Co. Ltd.	84,712	2,905
	NGK Spark Plug Co. Ltd.	197,187	2,904
*	Kawasaki Kisen Kaisha Ltd.	84,714	2,899
	Cosmos Pharmaceutical Corp.	17,026	2,890
*	IHI Corp.	124,165	2,872
	Nifco Inc.	85,910	2,855
	Nomura Real Estate Holdings Inc.	114,720	2,845
	Teijin Ltd.	188,306	2,835
	Fukuoka Financial Group Inc.	165,926	2,797
	Medipal Holdings Corp.	147,551	2,779
	Taiheiyo Cement Corp.	117,936	2,748
	Tokyo Tatemono Co. Ltd.	182,639	2,748
	Air Water Inc.	182,869	2,734
*	Keihan Holdings Co. Ltd.	99,143	2,726
	Mitsui Fudosan Logistics Park Inc.	486	2,721
	Chugoku Electric Power Co. Inc.	299,267	2,705
	Alfresa Holdings Corp.	176,500	2,688
	Nippon Accommodations Fund Inc.	438	2,681
	Aozora Bank Ltd.	117,921	2,654
	Sugi Holdings Co. Ltd.	35,931	2,652
	Japan Hotel REIT Investment Corp.	4,348	2,651
	Kenedix Office Investment Corp.	359	2,647
	Tokai Carbon Co. Ltd.	200,186	2,644
	Horiba Ltd.	38,420	2,641
	TechnoPro Holdings Inc.	105,123	2,629
	Rohto Pharmaceutical Co. Ltd.	99,347	2,619
	Sumitomo Forestry Co. Ltd.	137,686	2,605
	Japan Logistics Fund Inc.	857	2,600
	Kyowa Exeo Corp.	103,284	2,567
	Mitsubishi Materials Corp.	122,968	2,566
	Sega Sammy Holdings Inc.	203,067	2,561
[2]	Anritsu Corp.	142,853	2,497
	Sanwa Holdings Corp.	204,474	2,488
	Sumitomo Rubber Industries Ltd.	184,845	2,488
	Electric Power Development Co. Ltd.	168,608	2,468
	Zensho Holdings Co. Ltd.	97,070	2,463
	SCSK Corp.	40,705	2,453
	Kewpie Corp.	108,974	2,450
	Jeol Ltd.	37,624	2,447
	Taisho Pharmaceutical Holdings Co. Ltd.	43,510	2,437
	Isetan Mitsukoshi Holdings Ltd.	355,113	2,405
	Konica Minolta Inc.	466,941	2,401
	Hino Motors Ltd.	273,656	2,399
	Oracle Corp. Japan	32,017	2,392
	Tokyo Ohka Kogyo Co. Ltd.	36,716	2,380
*	Seibu Holdings Inc.	209,604	2,365
	House Foods Group Inc.	75,954	2,364
	Kaneka Corp.	59,330	2,349
	Nankai Electric Railway Co. Ltd.	110,390	2,344
	Lawson Inc.	46,471	2,336
	Relo Group Inc.	105,616	2,331
	Coca-Cola Bottlers Japan Holdings Inc.	142,399	2,324
	Nihon Kohden Corp.	75,951	2,320
*	Japan Airport Terminal Co. Ltd.	53,383	2,307
	Shimamura Co. Ltd.	23,751	2,296
	AEON REIT Investment Corp.	1,569	2,283

		Shares	Market Value ($000)
	Shinsei Bank Ltd.	171,764	2,272
	DIC Corp.	84,019	2,271
	Ulvac Inc.	46,475	2,263
	Mori Hills REIT Investment Corp.	1,533	2,255
	Fancl Corp.	70,668	2,246
	Daicel Corp.	269,179	2,236
	JTEKT Corp.	234,310	2,226
	Morinaga Milk Industry Co. Ltd.	39,313	2,203
	Sundrug Co. Ltd.	67,793	2,201
	Kamigumi Co. Ltd.	103,585	2,186
	Suzuken Co. Ltd.	75,593	2,181
	Ushio Inc.	121,737	2,181
	Tsumura & Co.	68,865	2,172
	Daiwa Securities Living Investments Corp.	1,971	2,164
	Frontier Real Estate Investment Corp.	466	2,161
	Zenkoku Hosho Co. Ltd.	47,465	2,154
	Goldwin Inc.	34,432	2,153
	J Front Retailing Co. Ltd.	255,538	2,153
[2]	Kenedix Residential Next Investment Corp.	991	2,145
	Sankyu Inc.	47,368	2,129
	Yokohama Rubber Co. Ltd.	105,412	2,105
	Shinko Electric Industries Co. Ltd.	61,893	2,104
	Kagome Co. Ltd.	81,834	2,102
	Takara Holdings Inc.	180,179	2,097
	Alps Alpine Co. Ltd.	200,120	2,083
	K's Holdings Corp	176,160	2,081
	Ship Healthcare Holdings Inc.	82,510	2,081
*	Park24 Co. Ltd.	110,212	2,078
	Mebuki Financial Group Inc.	963,470	2,062
	Kinden Corp.	127,121	2,061
	Comforia Residential REIT Inc.	645	2,061
	Zeon Corp.	150,614	2,058
	Toyo Seikan Group Holdings Ltd.	151,231	2,058
	Kobe Steel Ltd.	308,106	2,056
	Daiwa Office Investment Corp.	283	2,042
	Benefit One Inc.	61,580	2,028
*	RENOVA Inc.	44,700	2,018
	Mitsubishi Logistics Corp.	67,800	2,014
	Invincible Investment Corp.	5,119	2,011
	Nihon Unisys Ltd.	66,499	2,005
	Penta-Ocean Construction Co. Ltd.	294,475	1,995
	JGC Holdings Corp.	221,514	1,994
	Toyo Tire Corp.	103,430	1,953
	Aica Kogyo Co. Ltd.	55,255	1,952
	ADEKA Corp.	96,438	1,947
*	SHIFT Inc.	10,600	1,945
	Outsourcing Inc.	101,530	1,943
	Justsystems Corp.	33,342	1,937
	Credit Saison Co. Ltd.	161,725	1,929
	Nippon Electric Glass Co. Ltd.	84,364	1,916
	Daiseki Co. Ltd.	41,320	1,913
	Nishi-Nippon Railroad Co. Ltd.	79,247	1,900
	Hulic REIT Inc.	1,061	1,877
	Ezaki Glico Co. Ltd.	50,158	1,874
	Fuji Corp.	79,136	1,862
	Mabuchi Motor Co. Ltd.	49,361	1,856
	Pola Orbis Holdings Inc.	77,252	1,847
	SHO-BOND Holdings Co. Ltd.	43,686	1,845

		Shares	Market Value ($000)
	Aeon Mall Co. Ltd.	118,901	1,812
	DeNA Co. Ltd.	96,135	1,810
	Calbee Inc.	78,650	1,807
	Mirait Holdings Corp.	91,538	1,805
	Toyoda Gosei Co. Ltd.	76,659	1,802
	Nishimatsu Construction Co. Ltd.	55,341	1,800
*	Mitsubishi Motors Corp.	640,291	1,799
	Kenedix Retail REIT Corp.	646	1,793
	GS Yuasa Corp.	69,738	1,792
	Rengo Co. Ltd.	210,026	1,788
	Seino Holdings Co. Ltd.	140,210	1,785
	Tokyu REIT Inc.	956	1,781
	Daiwabo Holdings Co. Ltd.	87,980	1,776
	Menicon Co. Ltd.	24,292	1,776
	Nippon Kayaku Co. Ltd.	170,918	1,772
	Amano Corp.	71,680	1,767
	Fujitec Co. Ltd.	79,540	1,767
	Nagase & Co. Ltd.	114,885	1,758
	FP Corp.	45,386	1,747
	Toda Corp.	243,920	1,739
	Infomart Corp.	209,832	1,731
	Jafco Co. Ltd.	30,155	1,723
	Benesse Holdings Inc.	74,518	1,715
	Yamazaki Baking Co. Ltd.	124,941	1,715
	Dowa Holdings Co. Ltd.	43,729	1,699
	DMG Mori Co. Ltd.	108,524	1,696
	Ube Industries Ltd.	84,400	1,695
	Internet Initiative Japan Inc.	52,846	1,678
	Ain Holdings Inc.	27,107	1,659
	Nippon Gas Co. Ltd.	105,051	1,659
	Furukawa Electric Co. Ltd.	64,173	1,652
	NTT UD REIT Investment Corp.	1,126	1,635
	Seven Bank Ltd.	748,672	1,633
	Mitsubishi Estate Logistics REIT Investment Corp.	352	1,623
	Japan Steel Works Ltd.	65,881	1,621
	TS Tech Co. Ltd.	108,522	1,615
	Cosmo Energy Holdings Co. Ltd.	69,301	1,612
	Sotetsu Holdings Inc.	81,438	1,611
	As One Corp.	11,842	1,609
	Sawai Group Holdings Co. Ltd.	37,448	1,604
	Daido Steel Co. Ltd.	33,945	1,602
	Bic Camera Inc.	154,493	1,597
	NIPPON REIT Investment Corp.	383	1,589
	GMO internet Inc.	60,112	1,585
	Hirogin Holdings Inc.	294,026	1,582
	Maruichi Steel Tube Ltd.	65,327	1,576
	Mori Trust Sogo REIT Inc.	1,092	1,575
	Tokyo Seimitsu Co. Ltd.	36,621	1,568
	JCR Pharmaceuticals Co. Ltd.	55,232	1,558
[2]	cocokara fine Inc.	20,715	1,547
	Katitas Co. Ltd.	51,500	1,536
	Tokuyama Corp.	72,382	1,533
	Kadokawa Corp.	39,244	1,532
	Nipro Corp.	123,248	1,531
	OSG Corp.	81,797	1,530
	Takashimaya Co. Ltd.	147,257	1,528
	Nichias Corp.	59,939	1,524
	Hachijuni Bank Ltd.	470,806	1,523

		Shares	Market Value ($000)
	Japan Elevator Service Holdings Co. Ltd.	66,000	1,521
	Japan Excellent Inc.	1,092	1,520
	Asahi Holdings Inc.	76,516	1,513
	Nippo Corp.	54,263	1,507
	Hazama Ando Corp.	196,659	1,496
	Topcon Corp.	106,014	1,495
	Fujitsu General Ltd.	57,840	1,492
	NOK Corp.	112,529	1,488
	SMS Co. Ltd.	52,968	1,484
	Acom Co. Ltd.	360,426	1,479
	Nippon Shokubai Co. Ltd.	30,552	1,470
	PALTAC Corp.	31,552	1,465
	Nippon Suisan Kaisha Ltd.	282,275	1,464
	Kaken Pharmaceutical Co. Ltd.	32,539	1,440
	Kobe Bussan Co. Ltd.	42,500	1,431
	H.U. Group Holdings Inc..	55,042	1,429
	Chugoku Bank Ltd.	179,301	1,426
	Kokuyo Co. Ltd.	87,907	1,426
	Sapporo Holdings Ltd.	67,008	1,425
	Kyushu Financial Group Inc.	397,991	1,420
	AEON Financial Service Co. Ltd.	114,331	1,409
	Gunma Bank Ltd.	440,772	1,408
	Mani Inc.	65,815	1,405
*	Fujikura Ltd.	273,922	1,402
	Mitsui Mining & Smelting Co. Ltd.	49,245	1,402
	Iyo Bank Ltd.	283,225	1,398
	Inaba Denki Sangyo Co. Ltd.	57,260	1,397
	Morinaga & Co. Ltd.	43,810	1,390
	Daio Paper Corp.	80,566	1,389
	Yamaguchi Financial Group Inc.	240,504	1,383
	Hitachi Transport System Ltd.	33,999	1,363
	Fuyo General Lease Co. Ltd.	20,811	1,360
	Wacoal Holdings Corp.	59,567	1,357
	Systena Corp.	73,180	1,356
	Pilot Corp.	39,184	1,347
	Toagosei Co. Ltd.	128,514	1,342
	Daiichikosho Co. Ltd.	38,207	1,338
	ABC-Mart Inc.	24,166	1,332
*	Yoshinoya Holdings Co. Ltd.	69,902	1,330
	Meitec Corp.	23,481	1,326
	Toyota Boshoku Corp.	65,526	1,322
	Sumitomo Bakelite Co. Ltd.	30,350	1,321
	Digital Garage Inc.	31,648	1,314
	Yaoko Co. Ltd.	21,501	1,297
	Izumi Co. Ltd.	37,715	1,291
	NHK Spring Co. Ltd.	166,841	1,289
	Takara Bio Inc.	51,386	1,285
	NEC Networks & System Integration Corp.	72,085	1,278
	Heiwa Real Estate REIT Inc.	797	1,270
	NSD Co. Ltd.	73,952	1,268
	Nisshinbo Holdings Inc.	150,311	1,265
	Yamato Kogyo Co. Ltd.	37,154	1,263
	Kanematsu Corp.	90,314	1,250
	Mitsui High-Tec Inc.	21,288	1,247
	Tadano Ltd.	120,966	1,245
	CKD Corp.	62,045	1,241
	Mizuho Leasing Co. Ltd.	37,366	1,240
	Sankyo Co. Ltd.	49,578	1,237

		Shares	Market Value ($000)
	Takasago Thermal Engineering Co. Ltd.	66,898	1,229
	Takuma Co. Ltd.	76,552	1,229
	Glory Ltd.	56,343	1,211
	Nikkon Holdings Co. Ltd.	54,953	1,210
	OKUMA Corp.	24,040	1,204
	Hoshino Resorts REIT Inc.	185	1,177
	Maeda Corp.	139,677	1,174
	Trusco Nakayama Corp.	44,318	1,171
	Lintec Corp.	53,667	1,170
	Hanwa Co. Ltd.	39,529	1,170
	Milbon Co. Ltd.	21,214	1,170
*	Descente Ltd.	42,488	1,156
	Toyobo Co. Ltd.	90,592	1,150
	Ichigo Office REIT Investment Corp.	1,268	1,148
	Hitachi Zosen Corp.	158,034	1,142
	Okumura Corp.	41,985	1,141
	Nippon Paper Industries Co. Ltd.	97,409	1,139
	Kureha Corp.	17,226	1,132
	Okamura Corp.	79,823	1,131
	Toei Co. Ltd.	6,268	1,131
	Senko Group Holdings Co. Ltd.	111,510	1,129
*	Raksul Inc.	23,900	1,127
	Resorttrust Inc.	67,894	1,116
	Heiwa Real Estate Co. Ltd.	30,835	1,113
	Canon Marketing Japan Inc.	49,589	1,111
	Citizen Watch Co. Ltd.	283,881	1,110
	Macnica Fuji Electronics Holdings Inc.	43,159	1,109
	Mixi Inc.	44,042	1,109
	TOKAI Holdings Corp.	134,975	1,106
	Fuji Oil Holdings Inc.	48,690	1,102
	Duskin Co. Ltd.	47,695	1,101
	Hankyu Hanshin REIT Inc.	740	1,094
	Kotobuki Spirits Co. Ltd.	18,213	1,092
	Colowide Co. Ltd.	60,237	1,089
	Fukuyama Transporting Co. Ltd.	28,945	1,087
	Monex Group Inc.	171,818	1,083
	Fukuoka REIT Corp.	633	1,064
	Shikoku Electric Power Co. Inc.	160,025	1,053
	IR Japan Holdings Ltd.	8,500	1,052
	Nihon Parkerizing Co. Ltd.	101,351	1,044
*	Sanrio Co. Ltd.	61,076	1,042
*	Shochiku Co. Ltd.	9,556	1,040
	Dexerials Corp.	44,780	1,032
	Daishi Hokuetsu Financial Group Inc.	46,548	1,029
	en japan Inc.	29,400	1,027
	Kusuri no Aoki Holdings Co. Ltd.	15,126	1,013
*	Oisix ra daichi Inc.	28,354	1,008
	Kyudenko Corp.	28,218	1,006
*	NTN Corp.	391,517	1,005
	DCM Holdings Co. Ltd.	100,762	993
	Sakata Seed Corp.	30,250	991
	Fuji Kyuko Co. Ltd.	21,393	990
	Ariake Japan Co. Ltd.	17,017	988
	Tsubakimoto Chain Co.	32,444	988
	Nippon Light Metal Holdings Co. Ltd.	56,134	988
	Itoham Yonekyu Holdings Inc.	148,436	987
	Global One Real Estate Investment Corp.	853	985
	Star Asia Investment Corp.	1,784	984

		Shares	Market Value ($000)
	Heiwa Corp.	56,156	982
	Seiren Co. Ltd.	47,682	970
*	Sanken Electric Co. Ltd.	20,396	968
	Toho Holdings Co. Ltd.	57,560	967
	Kohnan Shoji Co. Ltd.	23,577	958
	Hokuhoku Financial Group Inc.	132,405	956
	NS Solutions Corp.	29,848	950
	EDION Corp.	91,757	949
	Autobacs Seven Co. Ltd.	64,414	948
	Sumitomo Osaka Cement Co. Ltd.	33,126	947
	Valor Holdings Co. Ltd.	44,525	946
	Fuji Soft Inc.	18,703	945
	Maruha Nichiro Corp.	42,432	941
	Tomy Co. Ltd.	105,186	924
	Fuji Seal International Inc.	45,503	924
	Hokuriku Electric Power Co.	175,242	915
	Joyful Honda Co. Ltd.	72,514	915
	KH Neochem Co. Ltd.	38,537	911
	Sangetsu Corp.	62,605	910
	Shoei Co. Ltd.	21,700	909
	Toshiba TEC Corp.	22,487	906
	Wacom Co. Ltd.	155,531	901
	Hokuetsu Corp.	161,556	900
	Starts Corp. Inc.	34,360	899
	eRex Co. Ltd.	31,861	899
	Shiga Bank Ltd.	52,864	898
	Nishi-Nippon Financial Holdings Inc.	159,742	898
	SOSiLA Logistics REIT Inc.	570	895
	Kiyo Bank Ltd.	66,900	893
	Nojima Corp.	34,350	893
	Iriso Electronics Co. Ltd.	18,607	889
	Megmilk Snow Brand Co. Ltd.	47,106	885
	Fujimi Inc.	18,710	882
	Japan Lifeline Co. Ltd.	69,708	878
	Central Glass Co. Ltd.	43,316	876
	DTS Corp.	36,312	876
	Musashi Seimitsu Industry Co. Ltd.	41,204	857
	Kandenko Co. Ltd.	102,114	857
	Information Services International-Dentsu Ltd.	21,592	855
	JINS Holdings Inc.	13,030	853
	Tokai Rika Co. Ltd.	54,670	852
	San-In Godo Bank Ltd.	170,798	850
	Kumagai Gumi Co. Ltd.	32,337	832
	Aiful Corp.	263,642	829
	Meidensha Corp.	38,115	828
	Nextage Co. Ltd.	39,800	819
	Arcs Co. Ltd.	40,041	816
	BeNext-Yumeshin Group Co.	65,474	815
	Sanki Engineering Co. Ltd.	59,398	812
	Kintetsu World Express Inc.	33,235	810
	Tokyo Steel Manufacturing Co. Ltd.	80,549	809
	Taikisha Ltd.	25,467	804
	Itochu Advance Logistics Investment Corp.	551	804
	Nippon Soda Co. Ltd.	24,972	802
	Daihen Corp.	17,807	799
	ZERIA Pharmaceutical Co. Ltd.	42,105	798
	Nitto Boseki Co. Ltd.	26,069	798
	Sumitomo Mitsui Construction Co. Ltd.	180,432	797

		Shares	Market Value ($000)
	UT Group Co. Ltd.	25,400	797
	Earth Corp.	13,439	796
	77 Bank Ltd.	74,270	788
	Sumitomo Warehouse Co. Ltd.	53,836	786
*	Royal Holdings Co. Ltd.	43,779	784
	Mochida Pharmaceutical Co. Ltd.	23,380	768
	Takeuchi Manufacturing Co. Ltd.	30,741	766
	TKC Corp.	25,464	756
	Nippn Corp.	52,163	750
	Toyo Ink SC Holdings Co. Ltd.	40,822	748
	Kissei Pharmaceutical Co. Ltd.	36,252	746
	Awa Bank Ltd.	41,023	743
	Raito Kogyo Co. Ltd.	41,488	743
	Prima Meat Packers Ltd.	27,365	742
	Oki Electric Industry Co. Ltd.	78,910	737
	JCU Corp.	19,898	731
	Hokkaido Electric Power Co. Inc.	161,970	727
	Kyoritsu Maintenance Co. Ltd.	21,988	727
	Eizo Corp.	17,210	726
	Elecom Co. Ltd.	41,122	724
	Nippon Densetsu Kogyo Co. Ltd.	41,038	718
	Ogaki Kyoritsu Bank Ltd.	42,619	718
	Makino Milling Machine Co. Ltd.	18,913	714
	Eiken Chemical Co. Ltd.	34,156	712
	Juroku Bank Ltd.	40,237	711
	Maruwa Co. Ltd.	7,262	711
	Kumiai Chemical Industry Co. Ltd.	92,337	710
*,2	Create Restaurants Holdings Inc.	83,776	709
	Takara Standard Co. Ltd.	48,381	705
	Atom Corp.	99,351	704
	Zojirushi Corp.	50,698	704
	Taiyo Holdings Co. Ltd.	15,220	703
*,2	HIS Co. Ltd.	32,548	702
*	UACJ Corp.	26,569	701
	Tokai Tokyo Financial Holdings Inc.	196,734	697
	OBIC Business Consultants Co. Ltd.	13,432	688
	Matsui Securities Co. Ltd.	95,723	688
	Toridoll Holdings Corp.	37,300	688
	Noevir Holdings Co. Ltd.	13,727	686
	Rorze Corp.	8,856	683
	Mandom Corp.	40,027	679
	Okasan Securities Group Inc.	186,256	679
	Max Co. Ltd.	39,118	675
	Japan Aviation Electronics Industry Ltd.	42,291	673
	Transcosmos Inc.	23,677	672
[2]	Pharma Foods International Co. Ltd.	25,306	672
	Nichiha Corp.	25,468	669
	Create SD Holdings Co. Ltd.	19,899	668
	Mirai Corp.	1,299	668
	Topre Corp.	46,012	665
	Nachi-Fujikoshi Corp.	16,313	664
	Paramount Bed Holdings Co. Ltd.	37,022	662
	Orient Corp.	526,345	661
	Showa Sangyo Co. Ltd.	24,186	661
[2]	Kura Sushi Inc.	17,710	659
	Ichibanya Co. Ltd.	14,724	654
	BML Inc.	18,903	653
	Nanto Bank Ltd.	37,921	651

		Shares	Market Value ($000)
	MCJ Co. Ltd.	57,608	651
	Tri Chemical Laboratories Inc.	23,500	651
	Gunze Ltd.	15,022	650
	Life Corp.	18,610	650
	Maeda Kosen Co. Ltd.	19,400	650
	Fuso Chemical Co. Ltd.	17,912	646
	Japan Material Co. Ltd.	54,036	646
	KYORIN Holdings Inc.	39,787	645
	Kanamoto Co. Ltd.	27,275	638
	MOS Food Services Inc.	22,186	636
	Nishimatsuya Chain Co. Ltd.	51,980	635
	Heiwado Co. Ltd.	33,262	634
	Morita Holdings Corp.	44,916	634
	Takara Leben Real Estate Investment Corp.	530	632
	Okinawa Electric Power Co. Inc.	49,344	631
	Funai Soken Holdings Inc.	27,156	624
	Osaka Organic Chemical Industry Ltd.	18,200	624
	Mitsubishi Pencil Co. Ltd.	48,092	621
	Starts Proceed Investment Corp.	273	621
	Nisshin Oillio Group Ltd.	22,490	619
	Hioki EE Corp.	8,859	618
	Kato Sangyo Co. Ltd.	20,299	618
	San-A Co. Ltd.	16,516	616
	Hogy Medical Co. Ltd.	19,596	616
	GungHo Online Entertainment Inc.	33,234	616
	CRE Logistics REIT Inc.	325	616
	Komeri Co. Ltd.	25,370	615
*	MedPeer Inc.	16,688	613
*,2	Change Inc.	26,400	612
	Digital Arts Inc.	8,856	608
	Inabata & Co. Ltd.	38,798	604
	Bank of Okinawa Ltd.	26,780	604
	San-Ai Oil Co. Ltd.	48,442	604
	Token Corp.	6,666	602
	Towa Pharmaceutical Co. Ltd.	23,580	602
	Ai Holdings Corp.	32,236	602
	eGuarantee Inc.	27,800	595
	Tsugami Corp.	41,762	592
	H2O Retailing Corp.	78,000	591
	Japan Securities Finance Co. Ltd.	79,081	591
	Maeda Road Construction Co. Ltd.	30,929	591
	Kitz Corp.	81,488	590
	One REIT Inc.	189	590
	Aeon Hokkaido Corp.	62,300	588
	Tocalo Co. Ltd.	46,656	586
	FCC Co. Ltd.	40,838	585
	Nikkiso Co. Ltd.	56,220	583
	Nippon Seiki Co. Ltd.	50,091	581
	KYB Corp.	17,627	580
	Daiho Corp.	14,924	579
	Anicom Holdings Inc.	73,336	579
*	Nippon Sheet Glass Co. Ltd.	104,982	578
	Nichicon Corp.	54,114	576
	Mori Trust Hotel REIT Inc.	463	576
	ASKUL Corp.	38,010	574
	Yokogawa Bridge Holdings Corp.	28,359	571
	Nippon Steel Trading Corp.	13,235	568
	S-Pool Inc.	65,260	563

		Shares	Market Value ($000)
	Mitsubishi Logisnext Co. Ltd.	61,761	561
	Sato Holdings Corp.	21,793	557
	Bunka Shutter Co. Ltd.	51,648	556
	Yamazen Corp.	58,692	554
	Tsubaki Nakashima Co. Ltd.	36,602	552
	Jaccs Co. Ltd.	23,684	551
[2]	Tamura Corp.	69,747	550
	Saizeriya Co. Ltd.	22,281	549
	North Pacific Bank Ltd.	256,693	549
	Musashino Bank Ltd.	36,551	548
	Giken Ltd.	13,337	547
	Nomura Co. Ltd.	69,940	545
	Ichigo Inc.	181,243	544
	Shibuya Corp.	19,404	543
	Yodogawa Steel Works Ltd.	25,170	543
	SAMTY Co. Ltd.	26,900	543
	Kameda Seika Co. Ltd.	13,138	542
	KOMEDA Holdings Co. Ltd.	28,858	541
*	M&A Capital Partners Co. Ltd.	11,144	540
	Tokyotokeiba Co. Ltd.	13,530	539
	Shizuoka Gas Co. Ltd.	51,338	537
	Totetsu Kogyo Co. Ltd.	25,270	537
*,2	euglena Co. Ltd.	61,508	536
	Daibiru Corp.	41,887	535
	Hyakugo Bank Ltd.	191,338	534
	Maruwa Unyu Kikan Co. Ltd.	38,088	534
	Roland Corp.	11,200	533
	S Foods Inc.	17,036	532
	Monogatari Corp.	8,542	531
	Round One Corp.	54,301	529
	Nagaileben Co. Ltd.	22,383	528
	Aeon Delight Co. Ltd.	16,014	527
	Fujimori Kogyo Co. Ltd.	13,930	526
[2]	Samty Residential Investment Corp.	452	525
	Japan Wool Textile Co. Ltd.	58,100	523
	Ohsho Food Service Corp.	9,750	522
	Dip Corp.	17,806	521
	Sanyo Chemical Industries Ltd.	9,552	516
*	Chiyoda Corp.	144,208	514
	Pacific Industrial Co. Ltd.	41,992	511
	Seiko Holdings Corp.	24,393	509
	Nissha Co. Ltd.	36,128	509
	Yellow Hat Ltd.	26,366	508
	Sanyo Denki Co. Ltd.	7,859	508
	Noritz Corp.	29,741	506
	Shibaura Machine Co. Ltd.	21,293	506
	Noritake Co. Ltd.	13,040	503
	Suruga Bank Ltd.	166,283	503
	T Hasegawa Co. Ltd.	21,599	503
	Solasto Corp.	40,700	497
	United Super Markets Holdings Inc.	50,735	496
	Chudenko Corp.	23,582	495
	Idec Corp.	24,679	493
	Towa Corp.	22,438	492
	Aruhi Corp.	38,721	490
	Prestige International Inc.	76,106	487
	Okamoto Industries Inc.	12,831	485
	ValueCommerce Co. Ltd.	13,900	482

		Shares	Market Value ($000)
	Sekisui Jushi Corp.	24,171	481
	Mitsui-Soko Holdings Co. Ltd.	20,500	478
	Nissin Electric Co. Ltd.	40,790	476
	Japan Petroleum Exploration Co. Ltd.	28,637	476
	LITALICO Inc.	9,900	476
	TBS Holdings Inc.	31,537	475
	Aida Engineering Ltd.	51,234	474
	SBS Holdings Inc.	15,400	474
	Gree Inc.	85,839	473
	Megachips Corp.	15,917	471
	Shinmaywa Industries Ltd.	53,729	470
	Nippon Ceramic Co. Ltd.	17,710	469
	Cybozu Inc.	21,288	466
	Hosiden Corp.	50,734	465
	Retail Partners Co. Ltd.	42,200	464
	Saibu Gas Holdings Co. Ltd.	20,892	463
	Relia Inc.	37,706	462
	Mitsuuroko Group Holdings Co. Ltd.	40,200	461
	Fuji Media Holdings Inc.	42,384	460
	GLOBERIDE Inc.	9,500	460
	Optex Group Co. Ltd.	29,568	456
	IDOM Inc.	49,353	452
	Ryosan Co. Ltd.	21,378	452
	Hyakujushi Bank Ltd.	32,678	451
	Bell System24 Holdings Inc.	29,248	449
	Raiznext Corp.	42,823	448
	Yokowo Co. Ltd.	18,340	447
	Shima Seiki Manufacturing Ltd.	26,768	446
	Intage Holdings Inc.	31,650	443
[2]	V-Cube Inc.	20,628	442
	Arcland Sakamoto Co. Ltd.	31,880	440
	Star Micronics Co. Ltd.	29,243	440
	Hirata Corp.	7,815	440
	Nippon Signal Co. Ltd.	52,521	439
	Axial Retailing Inc.	12,534	435
	Arata Corp.	11,149	435
	Trancom Co. Ltd.	5,572	435
	Strike Co. Ltd.	12,830	430
	Nitta Corp.	17,811	429
	Tokyu Construction Co. Ltd.	60,880	429
	Kaga Electronics Co. Ltd.	16,418	428
	Adastria Co. Ltd.	24,672	426
	Keihanshin Building Co. Ltd.	33,031	426
	Comture Corp.	19,700	424
	Infocom Corp.	17,815	423
	Yuasa Trading Co. Ltd.	14,726	421
	SKY Perfect JSAT Holdings Inc.	111,330	421
	Avex Inc.	29,555	420
*	Maxell Holdings Ltd.	35,902	420
	Fukushima Galilei Co. Ltd.	10,148	419
	Argo Graphics Inc.	13,300	418
	Maruzen Showa Unyu Co. Ltd.	13,238	418
	Plenus Co. Ltd.	21,590	416
*	Ringer Hut Co. Ltd.	20,098	416
	Base Co. Ltd.	9,300	414
	Organo Corp.	7,193	413
	Joshin Denki Co. Ltd.	16,614	413
	Shoei Foods Corp.	11,541	413

		Shares	Market Value ($000)
*	United Arrows Ltd.	23,678	412
[2]	Kisoji Co. Ltd.	19,100	411
	Direct Marketing MiX Inc.	12,000	411
	Kanto Denka Kogyo Co. Ltd.	42,587	409
	Osaka Soda Co. Ltd.	18,419	406
	Hokkoku Bank Ltd.	21,684	404
	Nishio Rent All Co. Ltd.	14,733	403
	Alpen Co. Ltd.	14,328	403
	Restar Holdings Corp.	22,627	402
	Keiyo Bank Ltd.	104,953	401
	Koa Corp.	26,069	401
	Belc Co. Ltd.	8,158	400
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	399
	Siix Corp.	30,836	398
	Hiday Hidaka Corp.	24,749	397
	Nitto Kogyo Corp.	24,077	397
	Noritsu Koki Co. Ltd.	19,005	396
	HI-LEX Corp.	26,100	396
	Zuken Inc.	12,535	395
	Hamakyorex Co. Ltd.	13,629	394
	Curves Holdings Co. Ltd.	52,568	392
	Exedy Corp.	25,663	389
	Chugoku Marine Paints Ltd.	46,736	387
	DyDo Group Holdings Inc.	7,959	386
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	386
	Belluna Co. Ltd.	45,177	384
	Itochu Enex Co. Ltd.	41,788	383
	Mizuno Corp.	16,715	383
	Nohmi Bosai Ltd.	20,000	383
	Ricoh Leasing Co. Ltd.	12,137	383
	Teikoku Sen-I Co. Ltd.	21,303	382
	Sakai Moving Service Co. Ltd.	7,859	379
	Sakata INX Corp.	38,706	379
	Nippon Thompson Co. Ltd.	62,394	378
	Yukiguni Maitake Co. Ltd.	25,000	378
	Nichi-iko Pharmaceutical Co. Ltd.	48,705	376
	Nippon Television Holdings Inc.	33,762	375
	Wakita & Co. Ltd.	39,899	373
	Daiichi Jitsugyo Co. Ltd.	8,757	372
	Oiles Corp.	25,171	372
	Micronics Japan Co. Ltd.	28,947	369
	Nippon Road Co. Ltd.	4,974	369
	Sinko Industries Ltd.	19,209	369
	Nissan Shatai Co. Ltd.	55,910	368
	Riken Keiki Co. Ltd.	15,620	368
	Kanematsu Electronics Ltd.	11,145	366
	Komori Corp.	48,087	365
	Financial Products Group Co. Ltd.	54,318	365
	Doutor Nichires Holdings Co. Ltd.	23,871	364
	Obara Group Inc.	10,145	363
	Fujibo Holdings Inc.	9,949	362
	Tsukishima Kikai Co. Ltd.	34,137	362
	TOMONY Holdings Inc.	132,808	362
	Bank of Nagoya Ltd.	16,018	361
	VT Holdings Co. Ltd.	80,194	358
	FULLCAST Holdings Co. Ltd.	17,396	358
	Seikagaku Corp.	36,422	357
	Sintokogio Ltd.	48,078	357

		Shares	Market Value ($000)
	Toyo Construction Co. Ltd.	66,670	357
	METAWATER Co. Ltd.	19,496	357
[2]	Insource Co. Ltd.	19,700	357
	Fujicco Co. Ltd.	20,301	356
	Nippon Kanzai Co. Ltd.	15,025	356
	Riso Kagaku Corp.	21,483	355
*	Sanyo Special Steel Co. Ltd.	21,177	355
	ARTERIA Networks Corp.	21,200	354
	Enigmo Inc.	27,100	354
	Shikoku Chemicals Corp.	29,844	353
	Tokai Corp.	16,018	353
	Senshu Ikeda Holdings Inc.	244,764	353
[2]	Toa Corp.	15,618	352
	Konishi Co. Ltd.	23,680	351
*	Nippon Chemi-Con Corp.	15,096	350
	V Technology Co. Ltd.	7,958	349
	ESPEC Corp.	16,612	349
	Pasona Group Inc.	17,220	349
	TPR Co. Ltd.	24,872	348
	Uchida Yoko Co. Ltd.	7,559	348
	Toyo Tanso Co. Ltd.	13,235	348
	gremz Inc.	17,300	348
	Furukawa Co. Ltd.	29,647	347
	Zenrin Co. Ltd.	35,095	347
	Nippon Koei Co. Ltd.	12,635	346
	YAMABIKO Corp.	30,247	346
	Taihei Dengyo Kaisha Ltd.	14,230	344
	T-Gaia Corp.	19,004	343
	Medical Data Vision Co. Ltd.	18,726	343
	Ichikoh Industries Ltd.	50,744	341
	Tsurumi Manufacturing Co. Ltd.	20,904	340
	Toppan Forms Co. Ltd.	35,016	337
	Nippon Carbon Co. Ltd.	8,951	336
	RS Technologies Co. Ltd.	6,200	332
	KFC Holdings Japan Ltd.	12,734	331
[2]	Sanshin Electronics Co. Ltd.	17,083	331
	Takasago International Corp.	13,333	331
	TechMatrix Corp.	21,000	331
	Mitsubishi Shokuhin Co. Ltd.	12,735	330
	Toho Titanium Co. Ltd.	30,250	330
	Broadleaf Co. Ltd.	71,326	329
	Hosokawa Micron Corp.	5,771	328
	Ishihara Sangyo Kaisha Ltd.	32,039	328
	Sodick Co. Ltd.	35,114	328
	Daikyonishikawa Corp.	50,945	328
	Doshisha Co. Ltd.	20,797	327
	Elan Corp.	30,000	326
*,2	Optim Corp.	17,782	326
	Tokyo Kiraboshi Financial Group Inc.	23,265	325
	PAL GROUP Holdings Co. Ltd.	20,302	324
	Mitsuboshi Belting Ltd.	19,401	324
	Tachi-S Co. Ltd.	24,271	324
	Tamron Co. Ltd.	13,427	323
	Union Tool Co.	8,756	323
	Ryobi Ltd.	24,477	322
	Hokuto Corp.	18,305	321
	Toho Bank Ltd.	169,750	321
	Yokohama Reito Co. Ltd.	39,527	321

		Shares	Market Value ($000)
	Fuji Co. Ltd.	18,016	320
	COLOPL Inc.	43,782	319
	Computer Engineering & Consulting Ltd.	21,728	317
	SWCC Showa Holdings Co. Ltd.	19,399	317
	Tokushu Tokai Paper Co. Ltd.	7,860	317
	Bando Chemical Industries Ltd.	37,903	316
	Chofu Seisakusho Co. Ltd.	17,311	315
	Tenma Corp.	13,434	315
	JVCKenwood Corp.	145,475	314
	Nissei ASB Machine Co. Ltd.	7,063	313
	Aomori Bank Ltd.	17,210	312
	Nittetsu Mining Co. Ltd.	5,672	312
	Japan Pulp & Paper Co. Ltd.	9,249	311
	Yondoshi Holdings Inc.	18,618	308
	DKS Co. Ltd.	10,000	308
	Eagle Industry Co. Ltd.	25,976	307
	Link And Motivation Inc.	38,000	306
	Daito Pharmaceutical Co. Ltd.	10,050	305
	Piolax Inc.	21,888	304
	Marudai Food Co. Ltd.	19,196	303
	Iino Kaiun Kaisha Ltd.	72,895	302
*	Matsuya Co. Ltd.	36,619	302
	Konoike Transport Co. Ltd.	26,159	302
	Modec Inc.	17,909	300
	Melco Holdings Inc.	5,559	299
	Dai-Dan Co. Ltd.	12,369	298
	Shin-Etsu Polymer Co. Ltd.	31,932	298
	Nippon Denko Co. Ltd.	107,376	297
*	Leopalace21 Corp.	217,176	296
	Qol Holdings Co. Ltd.	21,327	296
	Pressance Corp.	20,263	296
	Kurabo Industries Ltd.	16,604	295
	Keiyo Co. Ltd.	38,414	293
	Mimasu Semiconductor Industry Co. Ltd.	13,034	293
	Inageya Co. Ltd.	22,165	292
	Nippon Rietec Co. Ltd.	18,500	292
	TV Asahi Holdings Corp.	18,600	289
	Marusan Securities Co. Ltd.	53,329	289
	Aichi Steel Corp.	10,847	288
*	Mitsui E&S Holdings Co. Ltd.	61,557	288
	Genky DrugStores Co. Ltd.	7,800	288
	Digital Holdings Inc.	14,700	286
	Sinfonia Technology Co. Ltd.	24,678	286
	Hoosiers Holdings	43,400	286
	Anest Iwata Corp.	29,550	285
	Daiken Corp.	14,035	284
	Starzen Co. Ltd.	14,332	284
	Key Coffee Inc.	14,522	281
	Daikokutenbussan Co. Ltd.	4,877	281
	Fukui Bank Ltd.	21,296	280
	Unipres Corp.	31,020	280
	Meisei Industrial Co. Ltd.	40,984	278
*	Kappa Create Co. Ltd.	21,493	277
	Futaba Industrial Co. Ltd.	53,129	276
[2]	J-Oil Mills Inc.	16,316	276
	Sumitomo Seika Chemicals Co. Ltd.	8,159	276
	Hibiya Engineering Ltd.	15,995	274
	Nippon Yakin Kogyo Co. Ltd.	12,631	274

		Shares	Market Value ($000)
	San ju San Financial Group Inc.	21,073	274
	Katakura Industries Co. Ltd.	19,501	273
	Valqua Ltd.	13,931	272
	Riso Kyoiku Co. Ltd.	82,000	271
	Torii Pharmaceutical Co. Ltd.	11,642	270
	Future Corp.	16,016	269
	Onward Holdings Co. Ltd.	97,959	269
	Tonami Holdings Co. Ltd.	5,969	268
*	Atrae Inc.	13,676	268
	Sanyo Electric Railway Co. Ltd.	15,123	267
	Kitanotatsujin Corp.	54,100	267
	G-7 Holdings Inc.	8,000	267
	Tokyo Electron Device Ltd.	5,672	264
	YA-MAN Ltd.	23,370	264
	Aisan Industry Co. Ltd.	30,051	263
*	Shindengen Electric Manufacturing Co. Ltd.	6,464	263
	Pack Corp.	10,146	263
	Geo Holdings Corp.	23,364	261
	Weathernews Inc.	5,274	261
	Komatsu Matere Co. Ltd.	30,943	261
	Press Kogyo Co. Ltd.	79,693	261
	TOC Co. Ltd.	44,392	261
	Alconix Corp.	19,620	261
	Bank of the Ryukyus Ltd.	39,342	260
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	260
	Roland DG Corp.	10,246	259
	Arcland Service Holdings Co. Ltd.	12,536	259
	Japan Transcity Corp.	49,476	258
	G-Tekt Corp.	18,104	257
	Shinwa Co. Ltd.	12,349	255
[2]	Fujio Food Group Inc.	20,800	255
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	254
	Sumitomo Densetsu Co. Ltd.	12,835	253
	Ines Corp.	20,288	252
	Tosei Corp.	24,273	252
	Kyoei Steel Ltd.	19,402	251
	Daiwa Industries Ltd.	23,977	250
	Denyo Co. Ltd.	13,729	250
	Takara Leben Co. Ltd.	80,012	250
	Miyazaki Bank Ltd.	13,771	250
	JP-Holdings Inc.	100,445	250
	Takamatsu Construction Group Co. Ltd.	13,429	248
	Aichi Bank Ltd.	8,459	248
	Canon Electronics Inc.	16,916	247
	Japan Medical Dynamic Marketing Inc.	11,155	247
	Ebase Co. Ltd.	33,400	247
	Shin Nippon Air Technologies Co. Ltd.	12,000	246
	Chubu Shiryo Co. Ltd.	23,379	244
	Mitsui DM Sugar Holdings Co. Ltd.	14,329	244
	World Holdings Co. Ltd.	8,400	244
	Poletowin Pitcrew Holdings Inc.	25,600	243
*	Oriental Shiraishi Corp.	96,929	243
	Rheon Automatic Machinery Co. Ltd.	18,386	242
[2]	JM Holdings Co. Ltd.	12,600	241
*	Aoyama Trading Co. Ltd.	37,582	240
	Miroku Jyoho Service Co. Ltd.	16,712	240
*	W-Scope Corp.	34,083	240
	Itochu-Shokuhin Co. Ltd.	5,076	239

		Shares	Market Value ($000)
	Matsuyafoods Holdings Co. Ltd.	7,163	239
	Okuwa Co. Ltd.	23,977	239
[2]	Rock Field Co. Ltd.	17,912	239
	Enplas Corp.	7,851	238
	Riken Technos Corp.	43,193	238
	Sun Frontier Fudousan Co. Ltd.	25,204	238
	Maxvalu Tokai Co. Ltd.	10,400	238
	Asahi Diamond Industrial Co. Ltd.	48,160	237
	Grace Technology Inc.	18,742	236
	Kyokuyo Co. Ltd.	8,657	235
	Matsuda Sangyo Co. Ltd.	11,843	235
	Tanseisha Co. Ltd.	30,449	235
	Sumitomo Riko Co. Ltd.	31,833	235
	EM Systems Co. Ltd.	31,500	235
	Nichiden Corp.	11,540	234
	Sanoh Industrial Co. Ltd.	20,698	234
	Okabe Co. Ltd.	38,911	233
	KeePer Technical Laboratory Co. Ltd.	8,726	233
	Futaba Corp.	31,735	232
	Sakai Chemical Industry Co. Ltd.	13,428	232
	Bank of Iwate Ltd.	15,124	231
	NS United Kaiun Kaisha Ltd.	9,155	231
	Sumida Corp.	19,355	228
	LEC Inc.	22,484	228
	Cawachi Ltd.	11,246	227
	Sinanen Holdings Co. Ltd.	8,160	227
[2]	Taki Chemical Co. Ltd.	4,300	227
*	TSI Holdings Co. Ltd.	73,484	227
	Proto Corp.	17,900	227
	Macromill Inc.	31,887	226
	Oyo Corp.	19,102	225
	Goldcrest Co. Ltd.	15,126	224
*	Mitsuba Corp.	30,939	224
	Tachibana Eletech Co. Ltd.	17,100	224
	Toenec Corp.	6,568	224
	CONEXIO Corp.	15,324	224
	Mie Kotsu Group Holdings Inc.	51,136	224
	GMO GlobalSign Holdings KK	5,811	224
*	Kintetsu Department Store Co. Ltd.	7,958	223
[2]	Yamashin-Filter Corp.	35,599	223
	Ehime Bank Ltd.	32,341	222
*	Vision Inc.	22,313	221
	Fukui Computer Holdings Inc.	5,969	220
	Furuno Electric Co. Ltd.	22,289	220
	Yurtec Corp.	33,551	220
	JAC Recruitment Co. Ltd.	13,734	220
	Media Do Co. Ltd.	5,330	220
*	J Trust Co. Ltd.	65,343	219
	Alpha Systems Inc.	5,967	219
	Stella Chemifa Corp.	8,459	219
	Daido Metal Co. Ltd.	39,634	219
	I'll Inc.	16,700	219
	DKK Co. Ltd.	10,546	218
	Toyo Corp.	20,795	218
	Fukuda Corp.	4,776	216
	Oita Bank Ltd.	14,029	216
	Toho Zinc Co. Ltd.	12,538	216
	Yamagata Bank Ltd.	27,958	216

		Shares	Market Value ($000)
	GCA Corp.	22,696	216
	Sourcenext Corp.	77,200	215
	Pacific Metals Co. Ltd.	13,833	215
	Shikoku Bank Ltd.	33,436	213
[2]	Koshidaka Holdings Co. Ltd.	42,168	213
	Kamei Corp.	20,196	211
	Yonex Co. Ltd.	33,828	211
*,2	KNT-CT Holdings Co. Ltd.	17,349	210
	Studio Alice Co. Ltd.	9,656	210
	Osaki Electric Co. Ltd.	36,610	210
	Riken Vitamin Co. Ltd.	14,428	210
	CI Takiron Corp.	38,420	210
	Yamanashi Chuo Bank Ltd.	28,156	210
	Mitsubishi Research Institute Inc.	5,771	210
	Gakken Holdings Co. Ltd.	17,812	209
[2]	Ryoyo Electro Corp.	9,506	209
	Vital KSK Holdings Inc.	30,842	209
	Shinko Shoji Co. Ltd.	28,830	208
	Yorozu Corp.	18,513	207
	Nissin Sugar Co. Ltd.	13,400	207
	Moriroku Holdings Co. Ltd.	10,200	207
[2]	Taiko Pharmaceutical Co. Ltd.	23,131	207
	Fujiya Co. Ltd.	9,951	206
	Vector Inc.	21,694	205
	Akita Bank Ltd.	16,024	204
	Halows Co. Ltd.	7,861	203
	Aiphone Co. Ltd.	11,145	201
	Hodogaya Chemical Co. Ltd.	5,373	201
	Tekken Corp.	11,842	201
	ZIGExN Co. Ltd.	51,600	201
	Sparx Group Co. Ltd.	88,900	201
	YAKUODO Holdings Co. Ltd.	9,552	201
	AOKI Holdings Inc.	33,423	200
	SB Technology Corp.	7,300	200
	Fudo Tetra Corp.	11,771	199
	Icom Inc.	9,055	198
	Nippon Parking Development Co. Ltd.	139,410	198
	Tosho Co. Ltd.	12,931	198
	Topy Industries Ltd.	16,918	198
	FIDEA Holdings Co. Ltd.	178,902	198
	Xebio Holdings Co. Ltd.	21,398	196
	WDB Holdings Co. Ltd.	7,076	196
*	Open Door Inc.	10,900	196
	Kansai Super Market Ltd.	18,112	195
	Nagatanien Holdings Co. Ltd.	10,048	195
	Nihon Chouzai Co. Ltd.	12,338	193
	CTS Co. Ltd.	25,891	192
	Amuse Inc.	9,354	191
*	World Co. Ltd.	15,500	190
	Airtrip Corp.	8,700	190
	Nichiban Co. Ltd.	11,800	188
	Happinet Corp.	14,134	187
	JDC Corp.	35,500	187
[2]	ES-Con Japan Ltd.	26,600	186
	Shinnihon Corp.	23,682	186
	Tama Home Co. Ltd.	8,000	186
	Cosel Co. Ltd.	19,897	185
	Kurimoto Ltd.	11,945	183

		Shares	Market Value ($000)
	Marvelous Inc.	27,269	183
	Shibusawa Warehouse Co. Ltd.	9,556	183
	BRONCO BILLY Co. Ltd.	8,059	183
	Riken Corp.	7,660	182
	Ryoden Corp.	11,940	182
	Sankyo Tateyama Inc.	24,977	180
	Nichireki Co. Ltd.	14,600	180
	France Bed Holdings Co. Ltd.	21,498	179
	Feed One Co. Ltd.	26,468	178
	St. Marc Holdings Co. Ltd.	12,234	178
*	BrainPad Inc.	4,380	178
	Hito Communications Holdings Inc.	9,253	177
	ASKA Pharmaceutical Holdings Co. Ltd.	19,704	177
	Aichi Corp.	24,182	174
	Chuo Spring Co. Ltd.	15,928	174
	Tokyo Energy & Systems Inc.	18,910	174
	LIFULL Co. Ltd.	57,339	174
	Dai Nippon Toryo Co. Ltd.	22,386	173
	Onoken Co. Ltd.	14,130	173
	Advan Group Co. Ltd.	20,987	172
	Chiyoda Integre Co. Ltd.	10,546	172
	Kyodo Printing Co. Ltd.	7,165	172
*	Istyle Inc.	42,576	172
	Chori Co. Ltd.	9,952	171
	Teikoku Electric Manufacturing Co. Ltd.	15,418	170
	Central Security Patrols Co. Ltd.	6,202	169
*	Iseki & Co. Ltd.	12,431	169
	Krosaki Harima Corp.	3,781	169
	Kyosan Electric Manufacturing Co. Ltd.	44,483	169
	Tayca Corp.	15,288	169
	Sanei Architecture Planning Co. Ltd.	9,400	169
	Optorun Co. Ltd.	8,400	169
	Arakawa Chemical Industries Ltd.	15,422	168
	Chiyoda Co. Ltd.	21,187	168
	Ichiyoshi Securities Co. Ltd.	30,438	168
*	KLab Inc.	28,264	168
	Sankyo Seiko Co. Ltd.	33,535	167
	JSP Corp.	11,248	166
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	166
*,2	RPA Holdings Inc.	28,222	166
*	CMK Corp.	42,981	165
	Oro Co. Ltd.	4,700	165
	ST Corp.	10,349	164
	Kenko Mayonnaise Co. Ltd.	12,438	163
	Neturen Co. Ltd.	30,740	163
	Shin Nippon Biomedical Laboratories Ltd.	17,210	163
	Kamakura Shinsho Ltd.	18,000	163
*,2	Japan Display Inc.	508,239	163
	Hakuto Co. Ltd.	11,645	162
	MTI Ltd.	24,078	161
*	Sagami Holdings Corp.	17,211	161
	Nitto Kohki Co. Ltd.	9,450	160
*	Unitika Ltd.	52,343	160
	Kanaden Corp.	16,616	159
	Koatsu Gas Kogyo Co. Ltd.	25,873	158
	Tomoku Co. Ltd.	9,056	158
	Toyo Kanetsu KK	7,260	158
	Nihon Nohyaku Co. Ltd.	33,681	157

		Shares	Market Value ($000)
	I-PEX Inc.	6,966	157
	Hokkaido Gas Co. Ltd.	10,949	156
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	156
	Tochigi Bank Ltd.	101,542	156
	Toa Corp. (XTKS)	20,697	155
	Rakus Co. Ltd	5,500	155
	Foster Electric Co. Ltd.	18,598	154
	Elematec Corp.	14,728	154
	Yushin Precision Equipment Co. Ltd.	19,504	154
	Bank of Saga Ltd.	12,244	153
*,2	PIA Corp.	5,171	153
	Nippon Sharyo Ltd.	8,068	153
	Rokko Butter Co. Ltd.	10,944	152
	Achilles Corp.	12,130	151
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	151
	Towa Bank Ltd.	33,647	151
	Seika Corp.	9,954	150
	SRA Holdings	6,168	150
[2]	Ministop Co. Ltd.	11,444	149
	Okura Industrial Co. Ltd.	6,964	149
	Asahi Co. Ltd.	12,343	149
	FAN Communications Inc.	40,603	149
	Honeys Holdings Co. Ltd.	14,230	148
	Torishima Pump Manufacturing Co. Ltd.	18,601	148
	Yahagi Construction Co. Ltd.	22,986	148
	K&O Energy Group Inc.	12,436	148
*	Fujita Kanko Inc.	6,965	146
	Fuso Pharmaceutical Industries Ltd.	6,867	146
	Kyokuto Securities Co. Ltd.	20,100	146
	Furukawa Battery Co. Ltd.	9,763	146
	Zuiko Corp.	16,128	145
	Shimizu Bank Ltd.	10,263	144
	Nissin Corp.	10,549	143
	Akatsuki Inc.	4,800	143
	Chukyo Bank Ltd.	11,145	142
	Hisaka Works Ltd.	19,202	142
	Fuji Pharma Co. Ltd.	13,730	141
	Hochiki Corp.	13,600	140
	Nihon Tokushu Toryo Co. Ltd.	13,800	140
*	WATAMI Co. Ltd.	15,818	136
	Kawada Technologies Inc.	4,080	136
	ASAHI YUKIZAI Corp.	11,044	135
	Sekisui Kasei Co. Ltd.	24,382	135
	NEC Capital Solutions Ltd.	6,866	135
	Taisei Lamick Co. Ltd.	5,274	134
	Toa Oil Co. Ltd.	5,273	134
	Fixstars Corp.	18,700	134
	Nihon Trim Co. Ltd.	3,879	133
	CAC Holdings Corp.	10,247	132
	Maezawa Kyuso Industries Co. Ltd.	14,416	130
[2]	Kojima Co. Ltd.	20,493	129
	Pronexus Inc.	13,931	128
	Wowow Inc.	5,849	127
	Mars Group Holdings Corp.	8,558	127
	Nippon Coke & Engineering Co. Ltd.	136,722	127
*	OSAKA Titanium Technologies Co. Ltd.	17,314	125
	Nisso Corp.	16,400	125
*,2	FDK Corp.	10,764	123

		Shares	Market Value ($000)
	Tsutsumi Jewelry Co. Ltd.	5,567	122
	Hokkan Holdings Ltd.	9,355	120
*	Toho Co. Ltd.	8,659	120
	Takaoka Toko Co. Ltd.	9,752	120
	Godo Steel Ltd.	8,458	119
	Artnature Inc.	19,006	118
	Japan Best Rescue System Co. Ltd.	12,400	117
[2]	Ateam Inc.	8,657	116
*	Kourakuen Holdings Corp.	8,557	114
	Taiho Kogyo Co. Ltd.	13,235	113
[2]	Tokyo Individualized Educational Institute Inc.	20,004	113
	Ubicom Holdings Inc.	3,600	113
	Central Sports Co. Ltd.	5,146	112
	Gun-Ei Chemical Industry Co. Ltd.	4,977	112
	Aeon Fantasy Co. Ltd.	6,370	112
	Michinoku Bank Ltd.	13,426	112
	Kita-Nippon Bank Ltd.	7,764	111
	SMK Corp.	4,774	107
	Tv Tokyo Holdings Corp.	5,674	107
	CMIC Holdings Co. Ltd.	8,158	106
*	Gurunavi Inc.	24,584	106
	Airport Facilities Co. Ltd.	19,815	104
	Ohara Inc.	8,300	103
	Osaka Steel Co. Ltd.	9,448	102
*	Akebono Brake Industry Co. Ltd.	64,876	101
	Kitano Construction Corp.	4,780	101
[2]	Inaba Seisakusho Co. Ltd.	7,463	98
	Fujikura Kasei Co. Ltd.	21,490	98
*	Chuetsu Pulp & Paper Co. Ltd.	8,359	97
*	Tokyo Base Co. Ltd.	14,500	97
*,2	TerraSky Co. Ltd.	5,090	93
	Sac's Bar Holdings Inc.	17,116	92
	Takihyo Co. Ltd.	5,276	90
*	Jamco Corp.	9,155	88
*	COOKPAD Inc.	39,391	87
	Shimojima Co. Ltd.	8,651	85
	Fibergate Inc.	6,726	83
	Corona Corp. Class A	9,840	82
*,2	Daisyo Corp.	8,858	81
	Takamiya Co. Ltd.	17,916	81
	Linical Co. Ltd.	9,651	80
	Cleanup Corp.	16,030	79
	Gecoss Corp.	9,850	79
*	CHIMNEY Co. Ltd.	5,968	77
*	Gunosy Inc.	11,600	75
	Kanamic Network Co. Ltd.	13,200	73
*	Right On Co. Ltd.	10,250	71
	Midac Co. Ltd.	1,400	66
	Airtech Japan Ltd.	5,100	61
*	Sansan Inc.	700	57
*	Japan Cash Machine Co. Ltd.	10,625	54
*	giftee Inc.	1,700	53
*	Heroz Inc.	3,000	51
	MEC Co. Ltd.	1,600	49
*	Laox Co. Ltd.	20,983	43
	Raccoon Holdings Inc.	1,700	37
	Nakayama Steel Works Ltd.	9,829	36
*	SRE Holdings Corp.	600	36

		Shares	Market Value ($000)
*	Robot Home Inc.	16,182	31
	Usen-Next Holdings Co. Ltd.	1,000	22
	Nippon Pillar Packing Co. Ltd.	900	19
			4,851,048
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	568,766	12,520
	Spark New Zealand Ltd.	1,857,535	6,131
*	Auckland International Airport Ltd.	1,194,085	6,025
	Contact Energy Ltd.	804,354	4,572
	Meridian Energy Ltd.	1,236,958	4,497
	Fletcher Building Ltd.	834,247	4,442
	Ryman Healthcare Ltd.	413,814	3,801
*	a2 Milk Co. Ltd.	737,206	3,205
	Mercury NZ Ltd.	684,423	3,149
	Infratil Ltd.	504,843	2,572
	Summerset Group Holdings Ltd.	235,978	2,123
	EBOS Group Ltd.	94,242	2,039
	Chorus Ltd.	452,728	1,943
	Goodman Property Trust	1,088,611	1,847
*	SKYCITY Entertainment Group Ltd.	743,965	1,669
	Freightways Ltd.	175,094	1,561
	Kiwi Property Group Ltd.	1,594,045	1,295
	Genesis Energy Ltd.	524,771	1,255
	Precinct Properties New Zealand Ltd.	1,008,651	1,123
	Argosy Property Ltd.	859,658	976
	Z Energy Ltd.	473,958	974
	Vital Healthcare Property Trust	403,260	891
	Oceania Healthcare Ltd.	746,193	774
*	Pushpay Holdings Ltd.	651,030	772
[2]	Arvida Group Ltd.	481,489	691
	Heartland Group Holdings Ltd.	469,922	671
	Vector Ltd.	225,485	640
	Skellerup Holdings Ltd.	147,477	524
*	Air New Zealand Ltd.	478,039	500
*	Pacific Edge Ltd.	559,846	484
	Kathmandu Holdings Ltd.	483,336	461
	Scales Corp. Ltd.	99,647	317
*	Vista Group International Ltd.	179,170	291
*	Restaurant Brands New Zealand Ltd.	23,921	267
*	Synlait Milk Ltd.	89,863	234
*	Tourism Holdings Ltd.	124,256	204
*	SKY Network Television Ltd.	1,604,261	184
			75,624
Singapore (2.7%)
	DBS Group Holdings Ltd.	1,785,213	39,947
	Oversea-Chinese Banking Corp. Ltd.	3,484,997	31,530
	United Overseas Bank Ltd.	1,279,590	24,739
	Singapore Telecommunications Ltd.	7,210,115	12,085
	CapitaLand Ltd.	2,582,305	7,672
	Ascendas REIT	3,264,010	7,511
	Singapore Exchange Ltd.	829,818	7,261
	CapitaLand Integrated Commercial Trust	4,375,266	6,933
	Wilmar International Ltd.	2,119,816	6,789
	Keppel Corp. Ltd.	1,439,860	5,821
*	Singapore Airlines Ltd.	1,267,983	4,754
	Singapore Technologies Engineering Ltd.	1,534,030	4,530
	Mapletree Logistics Trust	2,896,829	4,510

		Shares	Market Value ($000)
	Mapletree Industrial Trust	1,860,121	4,119
	Venture Corp. Ltd.	260,316	3,651
	Genting Singapore Ltd.	5,911,994	3,528
	Mapletree Commercial Trust	2,207,137	3,514
	Frasers Logistics & Commercial Trust	2,601,256	2,913
	UOL Group Ltd.	500,397	2,689
	Keppel DC REIT	1,250,186	2,434
	City Developments Ltd.	477,817	2,410
	ComfortDelGro Corp. Ltd.	2,076,304	2,409
	Suntec REIT	2,107,066	2,267
	Singapore Press Holdings Ltd.	1,622,257	2,251
	NetLink NBN Trust	3,022,100	2,174
	Frasers Centrepoint Trust	1,105,443	1,975
*	SATS Ltd.	651,341	1,926
	Keppel REIT	2,032,782	1,802
	Mapletree North Asia Commercial Trust	2,231,200	1,664
	Jardine Cycle & Carriage Ltd.	99,127	1,500
	Sembcorp Industries Ltd.	944,468	1,457
	Ascott Residence Trust	1,844,298	1,403
	Keppel Infrastructure Trust	3,394,580	1,379
	Parkway Life REIT	395,154	1,354
	Haw Par Corp. Ltd.	130,500	1,289
	CapitaLand China Trust	1,121,330	1,159
	Hutchison Port Holdings Trust Class U	4,891,299	1,148
	Manulife U.S. REIT	1,456,075	1,107
	Raffles Medical Group Ltd.	965,037	1,026
	Golden Agri-Resources Ltd.	5,827,150	987
	Ascendas India Trust	883,200	945
	ARA LOGOS Logistics Trust	1,316,843	875
	Cromwell European REIT	283,680	838
	ESR-REIT	2,480,679	815
	CDL Hospitality Trusts	844,653	753
	Starhill Global REIT	1,590,101	728
	AIMS APAC REIT	601,900	702
	Keppel Pacific Oak U.S. REIT	861,900	680
*	Nanofilm Technologies International Ltd.	144,700	660
	Singapore Post Ltd.	1,389,029	656
	OUE Commercial REIT	1,875,216	602
*	Sembcorp Marine Ltd.	6,981,490	592
	AEM Holdings Ltd.	199,400	575
	Olam International Ltd.	562,700	547
	StarHub Ltd.	601,070	537
	Lendlease Global Commercial REIT	822,000	531
	Riverstone Holdings Ltd.	565,500	506
	Far East Hospitality Trust	1,139,089	487
	Prime U.S. REIT	573,753	482
	First Resources Ltd.	464,389	466
	Sheng Siong Group Ltd.	398,299	462
	Wing Tai Holdings Ltd.	333,152	450
*	Thomson Medical Group Ltd.	6,192,700	393
	Sabana Shari'ah Compliant Industrial REIT	1,214,259	390
	SPH REIT	575,920	389
*	SIA Engineering Co. Ltd.	214,009	333
	Frasers Hospitality Trust	713,300	271
*,1	Best World International Ltd.	259,100	248
*	Lippo Malls Indonesia Retail Trust	5,016,496	233
	First REIT	947,408	185
*	COSCO Shipping International Singapore Co. Ltd.	847,800	184

		Shares	Market Value ($000)
	Asian Pay Television Trust	1,761,217	164
	Silverlake Axis Ltd.	702,936	137
	iFAST Corp. Ltd.	22,600	134
*	Yoma Strategic Holdings Ltd.	1,014,847	103
	Bumitama Agri Ltd.	289,847	98
*,1	Eagle Hospitality Trust	700,500	96
*,1	Hyflux Ltd.	516,932	80
*,1	Noble Group Ltd.	1,004,977	60
*,1,2	Ezra Holdings Ltd.	1,786,900	14
*,2	Ezion Holdings Ltd. Warrants Exp. 4/16/23	1,048,679	—
			237,018
South Korea (14.5%)
	Samsung Electronics Co. Ltd.	4,667,825	318,982
	Samsung Electronics Co. Ltd. Preference Shares	829,907	52,098
	NAVER Corp.	134,099	50,542
	SK Hynix Inc.	515,023	50,419
	Kakao Corp.	270,691	34,653
	LG Chem Ltd.	45,808	33,646
	Samsung SDI Co. Ltd.	51,930	33,523
	Hyundai Motor Co.	147,087	27,993
*	Celltrion Inc.	103,004	22,739
	POSCO	64,285	20,446
	Kia Corp.	258,464	18,876
	KB Financial Group Inc.	389,548	17,302
	Shinhan Financial Group Co. Ltd.	499,506	16,930
	LG Electronics Inc.	108,826	14,907
	Hyundai Mobis Co. Ltd.	62,949	14,625
	NCSoft Corp.	16,844	12,081
*	SK Innovation Co. Ltd.	54,405	12,003
	LG Household & Health Care Ltd.	9,048	11,464
	Hana Financial Group Inc.	289,610	10,927
*,3	Samsung Biologics Co. Ltd.	13,402	10,369
	Samsung C&T Corp.	84,147	10,366
*	HMM Co. Ltd.	282,776	9,851
	Samsung Electro-Mechanics Co. Ltd.	56,892	9,502
	KT&G Corp.	111,068	7,951
	SK Inc.	31,364	7,320
	LG Corp.	81,554	6,684
*	Celltrion Healthcare Co. Ltd.	68,634	6,423
	Amorepacific Corp.	32,855	6,334
	Samsung Fire & Marine Insurance Co. Ltd.	32,467	6,057
	SK Telecom Co. Ltd.	21,835	5,719
	Korea Electric Power Corp.	254,971	5,526
*	Doosan Heavy Industries & Construction Co. Ltd.	291,123	5,506
	Samsung SDS Co. Ltd.	32,190	5,114
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,388	4,930
*	HYBE Co. Ltd.	19,264	4,860
	Woori Financial Group Inc.	512,611	4,833
	Korea Zinc Co. Ltd.	9,934	4,729
*	Korean Air Lines Co. Ltd.	175,371	4,551
*	LG Display Co. Ltd.	224,172	4,307
	Coway Co. Ltd.	56,371	4,199
	Samsung Life Insurance Co. Ltd.	63,546	4,170
	POSCO Chemical Co. Ltd.	27,105	3,638
	Hyundai Steel Co.	74,678	3,513
	S-Oil Corp.	40,899	3,492
	Hyundai Engineering & Construction Co. Ltd.	71,731	3,416
	Lotte Chemical Corp.	14,665	3,309

		Shares	Market Value ($000)
*	Hanwha Solutions Corp.	94,023	3,200
	CJ CheilJedang Corp.	7,861	3,196
	Korea Investment Holdings Co. Ltd.	37,987	3,174
*	Samsung Engineering Co. Ltd.	155,831	3,168
	Kumho Petrochemical Co. Ltd.	17,545	3,108
	Hankook Tire & Technology Co. Ltd.	73,792	3,106
	Hyundai Glovis Co. Ltd.	18,322	3,105
	Hyundai Motor Co. Preference Shares (XKRS)	33,392	3,030
	Hyundai Heavy Industries Holdings Co. Ltd.	50,612	3,019
	E-MART Inc.	19,738	2,895
	LG Innotek Co. Ltd.	14,418	2,850
	LG Uplus Corp.	221,359	2,803
*	HLB Inc.	88,248	2,771
	SKC Co. Ltd.	18,696	2,636
	Yuhan Corp.	47,452	2,544
*	SK Biopharmaceuticals Co. Ltd.	24,259	2,514
	Samsung Securities Co. Ltd.	64,285	2,477
*,1	Samsung Heavy Industries Co. Ltd.	432,518	2,448
	Mirae Asset Securities Co. Ltd.	313,991	2,443
	LG Chem Ltd. Preference Shares	7,177	2,394
*	Kangwon Land Inc.	106,062	2,385
	Fila Holdings Corp.	51,438	2,338
	Hyosung TNC Corp.	2,951	2,289
	Industrial Bank of Korea	252,781	2,262
	Hotel Shilla Co. Ltd.	27,760	2,259
*	Celltrion Pharm Inc.	18,576	2,249
	DB Insurance Co. Ltd.	44,756	2,224
	GS Engineering & Construction Corp.	57,521	2,206
	Orion Corp.Republic of Korea	21,485	2,196
	Hanon Systems	159,509	2,169
	Ecopro BM Co. Ltd.	8,550	2,155
	L&F Co. Ltd.	22,106	2,068
	Hanmi Pharm Co. Ltd.	7,292	2,030
[3]	Netmarble Corp.	16,754	2,022
*	DL E&C Co. Ltd.	15,830	2,018
*	Pearl Abyss Corp.	31,315	2,016
	BNK Financial Group Inc.	290,566	1,956
*	Kakao Games Corp.	25,098	1,943
	GS Holdings Corp.	51,779	1,928
	DB HiTek Co. Ltd.	36,212	1,927
*	Alteogen Inc.	27,087	1,888
	Hansol Chemical Co. Ltd.	7,935	1,848
	SK Chemicals Co. Ltd.	8,897	1,836
	Korea Aerospace Industries Ltd.	64,948	1,833
	Shin Poong Pharmaceutical Co. Ltd.	32,977	1,820
*	OCI Co. Ltd.	18,203	1,806
*	Mando Corp.	33,575	1,805
	Seegene Inc.	28,422	1,733
*	Hyundai Rotem Co. Ltd.	75,814	1,641
*	F&F Co. Ltd.	3,146	1,641
	SK Materials Co. Ltd.	4,439	1,623
	Hanwha Aerospace Co. Ltd.	35,742	1,612
	Shinsegae Inc.	6,912	1,601
*	Hyosung Advanced Materials Corp.	2,969	1,590
	Cheil Worldwide Inc.	71,597	1,508
	KCC Corp.	4,853	1,500
	CS Wind Corp.	20,751	1,486
*	Hyundai Mipo Dockyard Co. Ltd.	20,050	1,465

		Shares	Market Value ($000)
*	GeneOne Life Science Inc.	39,673	1,432
	CJ ENM Co. Ltd.	10,074	1,431
	AMOREPACIFIC Group	28,486	1,428
	NH Investment & Securities Co. Ltd.	127,892	1,414
	LEENO Industrial Inc.	9,007	1,402
	Hyundai Marine & Fire Insurance Co. Ltd.	60,971	1,376
	Green Cross Corp.	5,319	1,353
	Kolon Industries Inc.	19,129	1,347
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,251	1,338
*	KMW Co. Ltd.	28,761	1,331
	S-1 Corp.	18,948	1,328
*	Genexine Inc.	18,058	1,316
	Hyundai Wia Corp.	15,369	1,312
	Douzone Bizon Co. Ltd.	18,010	1,311
	Meritz Fire & Marine Insurance Co. Ltd.	58,648	1,302
	Koh Young Technology Inc.	60,761	1,292
*	Hugel Inc.	6,088	1,269
	Iljin Materials Co. Ltd.	18,033	1,263
	Pan Ocean Co. Ltd.	191,866	1,262
	DGB Financial Group Inc.	153,157	1,256
	HDC Hyundai Development Co-Engineering & Construction Class E	46,323	1,252
	Meritz Securities Co. Ltd.	292,815	1,251
	WONIK IPS Co. Ltd.	30,911	1,248
*	Doosan Fuel Cell Co. Ltd.	29,081	1,243
	Soulbrain Co. Ltd.	4,054	1,200
	GS Retail Co. Ltd.	38,623	1,186
	KIWOOM Securities Co. Ltd.	11,453	1,177
	LS Corp.	18,096	1,145
	DL Holdings Co. Ltd.	16,367	1,125
*	Ecopro HN Co. Ltd.	12,060	1,121
*	Hanjin Kal Corp.	19,561	1,106
	Hyundai Elevator Co. Ltd.	23,472	1,103
	Posco International Corp.	48,810	1,099
	LOTTE Fine Chemical Co. Ltd.	17,397	1,098
*	Daewoo Engineering & Construction Co. Ltd.	167,792	1,087
*	CJ Logistics Corp.	7,094	1,086
	LG Electronics Inc. Preference Shares	16,160	1,071
	CJ Corp.	12,477	1,064
	Osstem Implant Co. Ltd.	9,425	1,060
	Youngone Corp.	30,477	1,056
	Hanwha Corp.	39,908	1,037
	Hyundai Department Store Co. Ltd.	14,803	1,031
	Lotte Shopping Co. Ltd.	10,972	1,027
	Dongkuk Steel Mill Co. Ltd.	53,712	991
	JB Financial Group Co. Ltd.	147,513	991
	JYP Entertainment Corp.	28,363	989
	Com2uSCorp	9,965	986
*	SM Entertainment Co. Ltd.	19,156	983
*	Doosan Bobcat Inc.	24,398	980
*	Naturecell Co. Ltd.	40,676	972
	Hanssem Co. Ltd.	9,165	957
	Samsung Card Co. Ltd.	31,402	956
	LX Semicon Co. Ltd.	9,070	947
	NongShim Co. Ltd.	3,280	938
	Hite Jinro Co. Ltd.	31,245	937
	Ecopro Co. Ltd.	14,741	924
	LG Household & Health Care Ltd. Preference Shares	1,556	910
	Eo Technics Co. Ltd.	8,913	899

		Shares	Market Value ($000)
	LS Electric Co. Ltd.	15,814	894
	BGF retail Co. Ltd.	6,320	889
	Lotte Corp.	27,012	887
*	SOLUM Co. Ltd.	33,661	886
*	CosmoAM&T Co. Ltd.	23,529	866
	Hanmi Science Co. Ltd.	13,807	860
*	Cellivery Therapeutics Inc.	11,764	860
*	Hyundai Bioscience Co. Ltd.	32,639	850
*	Chabiotech Co. Ltd.	37,619	850
	Hanwha Systems Co. Ltd.	57,570	849
*	Cosmax Inc.	7,847	846
	Chong Kun Dang Pharmaceutical Corp.	7,427	841
	Hyosung Corp.	7,858	838
*	ST Pharm Co. Ltd.	8,669	810
	KEPCO Plant Service & Engineering Co. Ltd.	21,543	799
	Dongsuh Cos. Inc.	30,224	798
	Hanwha Life Insurance Co. Ltd.	269,756	797
	SK Networks Co. Ltd.	147,072	793
*	Korea Gas Corp.	25,017	783
	Hanmi Semiconductor Co. Ltd.	24,538	783
*	Pharmicell Co. Ltd.	53,148	776
*	Kumho Tire Co. Inc.	132,573	772
	Medytox Inc.	4,351	766
	Korean Reinsurance Co.	92,025	763
	AfreecaTV Co. Ltd.	6,607	762
	Chunbo Co. Ltd.	3,871	761
	NICE Information Service Co. Ltd.	36,118	754
*	LegoChem Biosciences Inc.	15,952	748
	Tokai Carbon Korea Co. Ltd.	4,410	748
	Green Cross Holdings Corp.	26,706	733
	Zinus Inc.	8,071	731
*	Paradise Co. Ltd.	49,997	729
*	Hanall Biopharma Co. Ltd.	37,629	728
	Kolmar Korea Co. Ltd.	15,152	723
*	Hyosung Chemical Corp.	2,114	723
*	Vaxcell-Bio Therapeutics Co. Ltd.	10,142	720
*	Helixmith Co. Ltd.	28,943	710
*	HLB Life Science Co. Ltd.	77,344	707
	Dongjin Semichem Co. Ltd.	27,658	705
	SSANGYONG C&E Co. Ltd.	100,216	695
*	MedPacto Inc.	12,799	689
	LOTTE REIT Co. Ltd.	133,315	687
	Daewoong Pharmaceutical Co. Ltd.	4,602	683
	Bukwang Pharmaceutical Co. Ltd.	37,601	680
*	Oscotec Inc.	22,943	679
	Daewoong Co. Ltd.	20,737	668
	Meritz Financial Group Inc.	30,549	668
	Korea Petrochemical Ind Co. Ltd.	2,990	663
	Innocean Worldwide Inc.	12,369	660
	Mirae Asset Securities Co. Ltd. Preference Shares	163,465	656
	SFA Engineering Corp.	18,068	639
*	GemVax & Kael Co. Ltd.	34,864	628
*	Hana Tour Service Inc.	9,300	621
*	Amicogen Inc.	17,718	610
*	Sam Chun Dang Pharm Co. Ltd.	12,464	609
	LX International Corp.	22,569	607
	Seoul Semiconductor Co. Ltd.	37,584	603
*	NHN Corp.	8,977	603

		Shares	Market Value ($000)
*	NHN KCP Corp.	13,142	603
	Ottogi Corp.	1,285	602
	Poongsan Corp.	17,884	599
*	Duk San Neolux Co. Ltd.	11,211	598
	IS Dongseo Co. Ltd.	12,417	590
	Sebang Global Battery Co. Ltd.	7,694	585
*	Doosan Infracore Co. Ltd.	41,010	576
	Samsung Electronics Co. Ltd. GDR (Registered)	336	576
	Solus Advanced Materials Co. Ltd.	10,994	574
*	Mezzion Pharma Co. Ltd.	4,914	571
	PI Advanced Materials Co. Ltd.	12,162	566
*	Hyundai Construction Equipment Co. Ltd.	11,431	563
	Hyundai Motor Co. Preference Shares	6,045	559
*	Taihan Electric Wire Co. Ltd.	245,837	554
*	Foosung Co. Ltd.	47,810	550
	KEPCO Engineering & Construction Co. Inc.	11,866	550
	Korea Electric Terminal Co. Ltd.	6,653	548
	Eugene Technology Co. Ltd.	13,794	548
	Park Systems Corp.	4,897	544
	Hyundai Autoever Corp.	4,871	543
	RFHIC Corp.	16,829	539
	Samyang Holdings Corp.	5,670	537
*	CJ CGV Co. Ltd.	20,767	532
*	Asiana Airlines Inc.	33,741	531
	DoubleUGames Co. Ltd.	10,014	530
	Taekwang Industrial Co. Ltd.	540	527
	Daou Technology Inc.	22,517	523
	Hanjin Transportation Co. Ltd.	14,714	523
*	TY Holdings Co. Ltd.	18,650	518
*	Lotte Tour Development Co. Ltd.	29,908	505
	DongKook Pharmaceutical Co. Ltd.	22,809	501
*	iNtRON Biotechnology Inc.	23,753	500
*	SFA Semicon Co. Ltd.	79,370	495
	Amorepacific Corp. Preference Shares	7,136	491
	Hyundai Greenfood Co. Ltd.	55,838	489
	LX Hausys Ltd.	5,605	487
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,435	483
	Mcnex Co. Ltd.	11,654	481
*	Ace Technologies Corp.	29,322	478
*	Enzychem Lifesciences Corp.	6,398	474
	Green Cross LabCell Corp.	5,592	470
	Samsung SDI Co. Ltd. Preference Shares	1,218	468
*	Innox Advanced Materials Co. Ltd.	7,495	464
	S&S Tech Corp.	16,782	464
	KCC Glass Corp.	7,094	459
*	Eoflow Co. Ltd.	9,185	457
*	Studio Dragon Corp.	5,602	450
	Doosan Co. Ltd.	5,309	447
*	DIO Corp.	10,429	444
*	YG Entertainment Inc.	9,618	442
*	Jusung Engineering Co. Ltd.	35,485	441
	Partron Co. Ltd.	49,414	439
	Daeduck Electronics Co. Ltd.	32,323	439
	Korea United Pharm Inc.	9,469	439
*	Ananti Inc.	42,383	433
	Handsome Co. Ltd.	12,627	431
*	Hanwha Investment & Securities Co. Ltd.	106,248	427
	Lotte Chilsung Beverage Co. Ltd.	3,376	426

		Shares	Market Value ($000)
*	Hyundai Electric & Energy System Co. Ltd.	20,603	422
*	Hyosung Heavy Industries Corp.	6,137	418
	SL Corp.	14,372	413
	SK Discovery Co. Ltd.	9,687	411
	Daesang Corp.	17,321	409
	Dawonsys Co. Ltd.	24,780	409
*	OliX Pharmaceuticals Inc.	10,430	409
	LIG Nex1 Co. Ltd.	10,928	408
	ESR Kendall Square REIT Co. Ltd.	68,066	404
	Huchems Fine Chemical Corp.	18,895	403
*	ABLBio Inc.	23,008	403
*	CMG Pharmaceutical Co. Ltd.	95,798	402
*	Shinsung E&G Co. Ltd.	173,262	397
	Hankook & Co. Co. Ltd.	25,320	396
*	UniTest Inc.	19,384	395
	Samwha Capacitor Co. Ltd.	7,443	394
	JR REIT XXVII	84,667	391
*	Webzen Inc.	15,384	390
	BH Co. Ltd.	23,385	390
*	Yungjin Pharmaceutical Co. Ltd.	80,680	388
	Dentium Co. Ltd.	6,176	388
	Daejoo Electronic Materials Co. Ltd.	7,744	388
*	KH Vatec Co. Ltd.	19,694	377
*	Binex Co. Ltd.	22,811	375
	HDC Holdings Co. Ltd.	35,160	373
	Ilyang Pharmaceutical Co. Ltd.	12,745	372
*	NEPES Corp.	11,170	370
*	Korea Line Corp.	137,116	370
	Shinsegae International Inc.	2,180	368
*	CrystalGenomics Inc.	54,880	367
	Hyundai Home Shopping Network Corp.	5,188	367
*	LX Holdings Corp.	39,991	363
	SNT Motiv Co. Ltd.	6,754	361
	L&C Bio Co. Ltd.	12,180	360
*	Komipharm International Co. Ltd.	35,613	358
	Advanced Process Systems Corp.	13,743	358
	Daishin Securities Co. Ltd.	22,679	354
	Posco ICT Co. Ltd.	51,039	352
	TES Co. Ltd.	13,707	352
	Interpark Corp.	47,689	350
	Daea TI Co. Ltd.	56,219	348
	Wemade Co. Ltd.	7,044	346
*	Insun ENT Co. Ltd.	31,364	343
	Dong-A Socio Holdings Co. Ltd.	3,114	340
	Hanwha Corp. Preference Shares	26,298	340
*	Medipost Co. Ltd.	13,210	338
	GOLFZON Co. Ltd.	2,573	337
*	Kuk-il Paper Manufacturing Co. Ltd.	73,045	331
*,1	Krafton Inc.	764	331
	Tongyang Inc.	187,196	330
*	Anterogen Co. Ltd.	4,910	330
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	328
	Orion Holdings Corp.	22,426	328
	LOTTE Himart Co. Ltd.	10,553	327
	Daishin Securities Co. Ltd. Preference Shares	22,696	325
*	Samsung Pharmaceutical Co. Ltd.	51,111	324
	Ahnlab Inc.	5,395	318
	SK Securities Co. Ltd.	373,367	316

		Shares	Market Value ($000)
	Young Poong Corp.	523	312
	Seah Besteel Corp.	11,393	311
	Dong-A ST Co. Ltd.	4,366	310
	Huons Co. Ltd.	5,822	307
	NICE Holdings Co. Ltd.	18,837	306
	SIMMTECH Co. Ltd.	14,131	306
	Hanil Cement Co. Ltd.	2,002	305
	JW Pharmaceutical Corp.	11,850	298
*	Cafe24 Corp.	10,798	298
*	NKMax Co. Ltd.	24,479	295
	Huons Global Co. Ltd.	5,161	293
*	KH Feelux Co. Ltd.	102,348	291
	KUMHOE&C Co. Ltd.	26,585	289
*	Telcon RF Pharmaceutical Inc.	65,678	288
*	Modetour Network Inc.	13,449	286
	Hansae Co. Ltd.	15,534	284
*	Hancom Inc.	13,741	282
	ITM Semiconductor Co. Ltd.	6,778	282
*	Hanwha General Insurance Co. Ltd.	69,810	281
	Yuanta Securities Korea Co. Ltd.	72,004	280
*	Inscobee Inc.	87,995	278
	Dongwon Industries Co. Ltd.	1,318	278
*	Sambu Engineering & Construction Co. Ltd.	92,419	278
*	Seojin System Co. Ltd.	7,612	275
	INTOPS Co. Ltd.	11,060	273
	Binggrae Co. Ltd.	5,135	272
	HS Industries Co. Ltd.	42,627	272
	Hyundai Bioland Co. Ltd.	14,601	269
*	Namsun Aluminum Co. Ltd.	73,435	269
	Halla Holdings Corp.	6,651	266
	Mirae Asset Life Insurance Co. Ltd.	75,034	266
	Namyang Dairy Products Co. Ltd.	504	265
	Tesna Inc.	5,969	265
	Jeil Pharmaceutical Co. Ltd.	7,294	264
	Chongkundang Holdings Corp.	2,972	260
	Songwon Industrial Co. Ltd.	15,319	258
	LF Corp.	15,869	255
*	Lutronic Corp.	17,457	253
	KTB Investment & Securities Co. Ltd.	37,203	245
	OptoElectronics Solutions Co. Ltd.	6,701	243
	InBody Co. Ltd.	9,496	241
	KC Tech Co. Ltd.	9,680	241
*	SCM Lifescience Co. Ltd.	9,630	241
	Nexen Tire Corp.	29,801	240
	Cuckoo Homesys Co. Ltd.	5,915	233
*	Grand Korea Leisure Co. Ltd.	16,802	233
*	Solid Inc.	36,942	232
*	Vidente Co. Ltd.	25,248	228
	Seobu T&D	29,893	228
	Sungwoo Hitech Co. Ltd.	39,271	225
	Kwang Dong Pharmaceutical Co. Ltd.	28,923	223
*	Neowiz	9,864	223
*	Eutilex Co. Ltd.	8,376	223
	KISWIRE Ltd.	10,178	221
*	STCUBE	26,847	216
	Dongwon F&B Co. Ltd.	1,109	214
	Hansol Paper Co. Ltd.	15,350	214
	i-SENS Inc.	7,553	213

		Shares	Market Value ($000)
	Woongjin Thinkbig Co. Ltd.	59,387	212
	Vieworks Co. Ltd.	6,552	210
	Harim Holdings Co. Ltd.	24,651	210
	Maeil Dairies Co. Ltd.	3,138	209
*	Aprogen pharmaceuticals Inc.	199,372	208
	ENF Technology Co. Ltd.	6,925	206
	Namhae Chemical Corp.	18,726	205
	Youlchon Chemical Co. Ltd.	10,925	202
*	Sangsangin Co. Ltd.	29,855	202
	Youngone Holdings Co. Ltd.	4,977	200
	CJ CheilJedang Corp. Preference Shares	1,096	200
	iMarketKorea Inc.	19,079	200
	Eugene Investment & Securities Co. Ltd.	56,837	198
	Taeyoung Engineering & Construction Co. Ltd.	18,406	196
*	AbClon Inc.	10,799	195
	SK Gas Ltd.	1,890	192
	ICD Co. Ltd.	14,626	192
*	Hansol Technics Co. Ltd.	26,180	189
*	Wonik Holdings Co. Ltd.	34,924	186
	Green Cross Cell Corp.	5,374	185
*	G-treeBNT Co. Ltd.	20,748	185
	Samchully Co. Ltd.	2,334	182
	KISCO Corp.	21,795	180
	KC Co. Ltd.	8,089	177
*	Lock&Lock Co. Ltd.	15,263	176
	Lotte Confectionery Co. Ltd.	1,403	173
	Kolon Corp.	6,437	171
	Samyang Corp.	3,076	170
	Toptec Co. Ltd.	17,206	169
	Dae Han Flour Mills Co. Ltd.	1,098	168
	KT Skylife Co. Ltd.	17,601	167
	SPC Samlip Co. Ltd.	2,283	164
	Humedix Co. Ltd.	5,513	161
*	Peptron Inc.	15,974	161
	LG HelloVision Co. Ltd.	25,075	159
	E1 Corp.	3,252	158
	Sung Kwang Bend Co. Ltd.	18,185	155
*	S-MAC Co. Ltd.	133,083	155
	Kolmar Korea Holdings Co. Ltd.	5,952	150
	Byucksan Corp.	39,891	148
	Korea Asset In Trust Co. Ltd.	36,837	146
	Tongyang Life Insurance Co. Ltd.	31,110	145
	Daeduck Co. Ltd.	21,369	144
	Eusu Holdings Co. Ltd.	25,616	144
	NS Shopping Co. Ltd.	13,483	143
*	Dongsung Pharmaceutical Co. Ltd.	17,023	143
*	CJ Freshway Corp.	4,781	141
*	Soulbrain Holdings Co. Ltd.	4,255	140
	Hankook Shell Oil Co. Ltd.	577	138
*	Interflex Co. Ltd.	11,070	137
	TK Corp.	12,480	136
*	Able C&C Co. Ltd.	17,353	135
	Hyundai Livart Furniture Co. Ltd.	7,935	134
*,1,2	SillaJen Inc.	48,243	134
	BGF Co. Ltd.	24,184	130
	Cuckoo Holdings Co. Ltd.	1,152	128
*	Gamevil Inc.	4,143	127
	Lotte Food Co. Ltd.	327	125

		Shares	Market Value ($000)
	Hyundai Corp.	7,187	123
	Kyobo Securities Co. Ltd.	16,417	122
	Aekyung Industrial Co. Ltd.	5,626	122
	SNT Dynamics Co. Ltd.	12,792	120
	DB Financial Investment Co. Ltd.	19,746	117
*	SBS Media Holdings Co. Ltd.	60,070	117
	AK Holdings Inc.	4,810	116
	Hansol Holdings Co. Ltd.	30,188	115
	Hanil Holdings Co. Ltd.	9,090	106
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	106
*	CUROCOM Co. Ltd.	79,337	106
	F&F Holdings Co. Ltd.	3,178	103
	Sam Young Electronics Co. Ltd.	8,881	102
	Daekyo Co. Ltd.	24,343	101
	Cell Biotech Co. Ltd.	5,861	100
*	Coreana Cosmetics Co. Ltd.	22,740	94
	Muhak Co. Ltd.	13,199	94
*	Homecast Co. Ltd.	27,476	94
*	Sindoh Co. Ltd.	3,064	85
	MegaStudyEdu Co. Ltd.	977	68
*,1	Y2 Solution	48,272	51
*,1	KakaoBank Corp.	1,055	36
			1,248,993
Total Common Stocks (Cost $7,765,522)			8,544,440
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.064% (Cost $49,093)	490,931	49,093
Total Investments (99.9%) (Cost $7,814,615)			8,593,533
Other Assets and Liabilities—Net (0.1%)			12,125
Net Assets (100%)			8,605,658
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,394,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $41,925,000, representing 0.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $23,078,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	September 2021	60	5,534	(140)
S&P ASX 200 Index	September 2021	88	11,786	35
Topix Index	September 2021	190	32,993	(985)
				(1,090)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/15/21	AUD	8,050	USD	6,233	—	(324)
Deutsche Bank AG	9/15/21	JPY	1,000,000	USD	9,007	111	—
UBS AG	9/15/21	JPY	902,606	USD	8,213	18	—
Bank of America, N.A.	9/15/21	JPY	902,606	USD	8,213	18	—
BNP Paribas	9/15/21	JPY	179,556	USD	1,639	—	(2)
Citibank, N.A.	9/15/21	KRW	6,260,758	USD	5,615	—	(176)
						147	(502)
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	8,535,598	8,842	8,544,440
Temporary Cash Investments	49,093	—	—	49,093
Total	49,093	8,535,598	8,842	8,593,533
Derivative Financial Instruments
Assets
Futures Contracts[1]	35	—	—	35
Forward Currency Contracts	—	147	—	147
Total	35	147	—	182
Liabilities
Futures Contracts[1]	1,125	—	—	1,125
Forward Currency Contracts	—	502	—	502
Total	1,125	502	—	1,627
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.